UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 66.6% of Net Assets
	Belgium – 1.4%
158,503	Anheuser-Busch InBev NV	$13,803,164

	Brazil – 3.8%
538,800	Cia Hering	11,049,677
541,100	Mills Estruturas e Servicos de Engenharia S.A.	8,985,299
383,100	Natura Cosmeticos S.A.	10,971,909
699,900	Qualicorp, S.A.(b)	7,250,246

		38,257,131

	Canada – 0.8%
208,808	Potash Corp. of Saskatchewan, Inc.	8,496,397

	Chile – 2.4%
403,293	Banco Santander Chile, ADR	11,489,818
1,277,956	S.A.C.I. Falabella	13,133,250

		24,623,068

	China – 1.3%
1,166,500	China Mobile Ltd.	13,727,015

	France – 1.8%
189,523	Sanofi	17,972,436

	Germany – 0.9%
87,588	Siemens AG, (Registered)	9,577,800

	Hong Kong – 1.0%
2,420,000	Hang Lung Properties Ltd.	9,739,085

	Japan – 1.4%
78,300	FANUC Corp.	14,567,673

	Mexico – 1.3%
6,212,800	Genomma Lab Internacional S.A. de CV, Class B(b)	12,765,599

	Netherlands – 2.9%
1,198,049	DE Master Blenders 1753 NV(b)	13,764,032
222,441	Royal Dutch Shell PLC, ADR	15,337,307

		29,101,339

	Russia – 0.9%
261,794	Mail.ru Group Ltd., GDR, 144A(c)	9,018,803

	Sweden – 2.4%
471,660	Atlas Copco AB, Class A	13,079,255
712,303	Elekta AB, Class B	11,106,544

		24,185,799

	Switzerland – 1.7%
86,677	Roche Holding AG	17,524,454

Shares	Description	Value (†)
Common Stocks – continued
	Thailand – 0.2%
131,800	Siam Cement PCL	$2,018,486

	United Kingdom – 9.0%
468,826	Antofagasta PLC	10,274,296
2,269,500	Barclays PLC	9,858,660
451,243	BG Group PLC	7,526,641
242,678	British American Tobacco PLC	12,336,525
306,131	Burberry Group PLC	6,153,683
678,597	Diageo PLC	19,765,224
570,770	Standard Chartered PLC	14,771,380
4,093,445	Vodafone Group PLC	10,304,281

		90,990,690

	United States – 33.4%
171,980	ACE Ltd.	13,724,004
271,231	American Express Co.	15,590,358
32,665	Apple, Inc.	17,411,425
210,057	AT&T, Inc.	7,081,021
790,370	Calpine Corp.(b)	14,329,408
80,675	Caterpillar, Inc.	7,226,866
218,826	CenturyLink, Inc.	8,560,473
581,919	Citigroup, Inc.	23,020,716
290,642	CVS Caremark Corp.	14,052,541
1,622	Dynegy, Inc.(b)	31,029
114,002	Genesee & Wyoming, Inc., Class A(b)	8,673,272
26,049	Google, Inc., Class A(b)	18,478,379
955	Hawaiian Telcom Holdco, Inc.(b)	18,623
126,765	Jones Lang LaSalle, Inc.	10,640,654
245,205	Lowe’s Cos., Inc.	8,709,682
393,934	Microsoft Corp.	10,529,856
196,390	National Fuel Gas Co.	9,955,009
122,689	National Oilwell Varco, Inc.	8,385,793
139,338	Noble Energy, Inc.	14,176,248
598,788	Oracle Corp.	19,951,616
273,078	PNC Financial Services Group, Inc.	15,923,178
150,373	Praxair, Inc.	16,458,325
51,353	Precision Castparts Corp.	9,727,285
19,745	Priceline.com, Inc.(b)	12,265,594
182,823	QUALCOMM, Inc.	11,338,682
199,403	Schlumberger Ltd.	13,816,634
359,617	Texas Instruments, Inc.	11,126,550
136,716	UnitedHealth Group, Inc.	7,415,476
119,354	Valspar Corp.	7,447,690
26,818	Vertex Pharmaceuticals, Inc.(b)	1,124,747

		337,191,134

	Total Common Stocks (Identified Cost $619,574,009)	673,560,073

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 28.3%
Non-Convertible Bonds – 27.5%
		Argentina – 0.2%
$485,000		Argentina Boden Bonds, 7.000%, 10/03/2015	$433,145
1,176,049		Argentina Government International Bond, 8.280%, 12/31/2033	840,875
170,000		Pan American Energy LLC, 7.875%, 5/07/2021, 144A	146,625
500,000		Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	415,000

			1,835,645

		Australia – 0.2%
1,200,000		Macquarie Bank Ltd., 5.000%, 2/22/2017, 144A	1,312,440
500,000		Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	552,670
235,000		New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	272,733
155,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	172,391

			2,310,234

		Belgium – 0.1%
350,000		Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	685,123

		Brazil – 1.2%
600,000		Banco BTG Pactual S.A., 5.750%, 9/28/2022, 144A	615,000
800,000		Banco do Brasil S.A., 3.875%, 10/10/2022	806,000
400,000		Banco Santander Brasil S.A., 4.500%, 4/06/2015, 144A	414,000
600,000		Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	634,500
1,841,784		Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	952,697
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	842,000
666,421	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	349,286
533,137	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	284,877
1,115	(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	573,925
600,000		BRF—Brazil Foods S.A., 5.875%, 6/06/2022, 144A	661,500
400,000		CSN Resources S.A., 6.500%, 7/21/2020, 144A	434,000
450,000		Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	498,375
300,000		Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	331,500
100,000		LPG International, Inc., 7.250%, 12/20/2015	111,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brazil – continued
$100,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	$86,250
190,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	213,275
420,000	Odebrecht Finance Ltd., 6.000%, 4/05/2023, 144A	485,625
600,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	540,000
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	1,230,769
320,000	Petrobras International Finance Co., 5.375%, 1/27/2021	360,262
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	381,110
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	814,000
129,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	134,160
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	664,415

		12,419,326

	Canada – 1.0%
1,570,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,572,175
2,880,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(d)	3,039,910
650,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	660,076
2,695,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	3,105,062
465,000	Pacific Rubiales Energy Corp., 7.250%, 12/12/2021, 144A	537,075
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	112,845
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	686,299

		9,713,442

	Chile – 0.3%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A	1,477,633
250,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	522,193
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	209,781
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	280,850

		2,490,457

	China – 0.1%
800,000	Baidu, Inc., 2.250%, 11/28/2017	804,960

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	China – continued
$400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	$439,956

		1,244,916

	Colombia – 0.2%
400,000	Banco Davivienda S.A., 5.875%, 7/09/2022, 144A	416,000
555,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	564,019
435,000,000	Emegas S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	288,424
1,300,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	849,819
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	141,653
40,000	Republic of Colombia, 8.125%, 5/21/2024	60,200

		2,320,115

	Costa Rica – 0.1%
600,000	Costa Rica Government International Bond, 4.250%, 1/26/2023, 144A	605,400
370,000,000	Republic of Costa Rica, 10.580%, 9/23/2015, (CRC)	752,093

		1,357,493

	Curacao – 0.2%
1,580,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	1,598,262

	Czech Republic – 0.0%
400,000	CEZ AS, 4.250%, 4/03/2022, 144A	428,176

	France – 0.0%
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	372,802

	Hong Kong – 0.2%
600,000	Bank of East Asia Ltd., EMTN, (fixed rate to 5/04/2017, variable rate thereafter), 6.375%, 5/04/2022	676,733
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	424,446
400,000	Noble Group Ltd., 6.750%, 1/29/2020, 144A	421,500

		1,522,679

	Hungary – 0.0%
200,000	Hungary Government International Bond, 6.375%, 3/29/2021	220,800

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	1,116,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	India – 0.2%
$200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	$198,727
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,412,250
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	720,860

		2,331,837

	Indonesia – 0.1%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	222,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	477,602
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	110,501

		810,103

	Ireland – 0.0%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	185,790

	Italy – 0.5%
250,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	321,334
500,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	573,517
2,645,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)	3,667,020
400,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	555,541
125,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	122,187
10,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	10,075
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	145,023

		5,394,697

	Korea – 1.0%
8,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	206,144
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	429,892
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	633,606
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	643,357
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	609,296
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	419,296
400,000	Korea Finance Corp., 4.625%, 11/16/2021	452,073
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	419,641

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Korea – continued
3,384,140,000		Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)	$3,125,176
2,700,000,000		Korea Treasury Bond, 5.000%, 9/10/2014, (KRW)	2,610,305
250,000		Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	259,327
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	180,600
200,000		Woori Bank, 5.875%, 4/13/2021, 144A	231,595

			10,220,308

		Luxembourg – 0.1%
400,000		Altice Financing SA, 7.875%, 12/15/2019, 144A	423,000
400,000		ArcelorMittal, 7.250%, 3/01/2041	371,000
400,000		VTB Bank OJSC, 6.000%, 4/12/2017, 144A	431,212

			1,225,212

		Malaysia – 0.7%
1,750,000		Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	575,818
18,220,000		Malaysia Government Bond, 4.012%, 9/15/2017, (MYR)	6,157,085
1,000,000		Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	339,868

			7,072,771

		Mexico – 1.5%
7,000,000		America Movil SAB de CV, 3.500%, 2/08/2015, (CNY)	1,130,427
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	794,081
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	305,250
600,000		BBVA Bancomer S.A., 6.750%, 9/30/2022, 144A	675,000
700,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	752,500
600,000		Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	651,000
94,000	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	785,895
668,400	(††††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	5,755,687
74,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	620,530
282,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	2,552,728
65,000	(††††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	703,638

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
80,000	(††††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	$782,096

			15,508,832

		Netherlands – 0.1%
200,000		Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	226,000
400,000		Listrindo Capital BV, 6.950%, 2/21/2019, 144A	446,172
100,000		Myriad International Holding BV, 6.375%, 7/28/2017, 144A	112,750

			784,922

		New Zealand – 0.1%
1,000,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	982,345

		Norway – 0.4%
475,000		Eksportfinans ASA, 2.000%, 9/15/2015	454,654
3,335,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	668,427
13,760,000		Norwegian Government Bond, 4.500%, 5/22/2019, (NOK)	2,886,722

			4,009,803

		Panama – 0.0%
300,000		Banco Latinoamericano de Comercio Exterior, S.A., 3.750%, 4/04/2017, 144A	307,050

		Philippines – 0.2%
40,000,000		Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	1,008,219
30,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	876,712

			1,884,931

		Poland – 0.2%
2,200,000		Poland Government Bond, 4.750%, 4/25/2017, (PLN)	754,923
95,000		Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	108,175
800,000		Poland Government International Bond, 3.000%, 3/17/2023	798,000

			1,661,098

		Russia – 0.0%
200,000		Gazprom OAO Via Gaz Capital S.A., 4.950%, 5/23/2016, 144A	214,750

		Singapore – 0.8%
2,000,000		DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A	2,092,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Singapore – continued
3,355,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	$2,755,376
345,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	285,282
605,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	538,015
2,470,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	2,239,207
150,000	STATS ChipPAC Ltd., 7.500%, 8/12/2015, 144A	159,750

		8,069,868

	South Africa – 0.2%
650,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	658,764
300,000	Edcon Proprietary Ltd., 3.433%, 6/15/2014, (EUR)(e)	380,146
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	410,321
700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	704,375

		2,153,606

	Spain – 0.4%
2,370,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	2,496,289
550,000	Spain Government Bond, 4.250%, 10/31/2016, (EUR)	736,427
645,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	833,064

		4,065,780

	Supranationals – 0.3%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	892,619
1,115,000	Corp Andina de Fomento, 4.375%, 6/15/2022	1,207,281
305,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	372,655
400,000,000	International Bank for Reconstruction & Development, GMTN, 2.300%, 2/26/2013, (KRW)	373,220

		2,845,775

	Sweden – 0.3%
1,000,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	1,052,500
9,195,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	1,546,576
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	477,311

		3,076,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Thailand – 0.3%
93,000,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	$3,058,846

	Turkey – 0.8%
1,350,000	Akbank TAS, 3.875%, 10/24/2017, 144A	1,388,232
600,000	Export Credit Bank of Turkey, 5.375%, 11/04/2016, 144A	653,400
400,000	Finansbank AS, 5.150%, 11/01/2017, 144A	390,000
1,200,000	Turkey Government Bond, Zero Coupon, 5/15/2013, (TRY)	657,503
2,410,000	Turkey Government Bond, 9.000%, 3/08/2017, (TRY)	1,480,624
1,200,000	Turkey Government International Bond, 5.125%, 3/25/2022	1,380,000
600,000	Turkiye Garanti Bankasi A.S., 4.000%, 9/13/2017, 144A	618,750
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	814,800
600,000	Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A., 5.188%, 10/13/2015, 144A	626,100

		8,009,409

	United Arab Emirates – 0.1%
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	663,000
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	226,000

		889,000

	United Kingdom – 0.6%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	612,316
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	392,853
250,000	BAT International Finance PLC, 3.250%, 6/07/2022, 144A	260,585
150,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	288,805
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	113,161
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	290,578
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	704,710
250,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	384,865
705,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	1,194,024
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	497,269

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
790,000	Virgin Media Finance PLC, 5.125%, 2/15/2022, (GBP)	$1,302,565

		6,041,731

	United States – 14.4%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	323,000
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	11,288
975,000	Alcoa, Inc., 5.900%, 2/01/2027	1,003,561
1,325,000	Ally Financial, Inc., 5.500%, 2/15/2017	1,417,436
257,000	Ally Financial, Inc., 6.750%, 12/01/2014	277,560
55,000	Ally Financial, Inc., 7.500%, 12/31/2013	58,094
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	150,930
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,188,080
720,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	937,800
60,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	61,688
17,358	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	16,316
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	956,172
145,000	Avnet, Inc., 6.000%, 9/01/2015	158,173
1,820,000	Ball Corp., 5.000%, 3/15/2022	1,947,400
200,000	Bank of America Corp., 5.490%, 3/15/2019	222,164
450,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	577,605
115,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	131,290
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	16,580
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	5,316
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	17,242
1,415,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,433,167
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,204,473
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	533,006
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	56,830

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	$627,991
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,450
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	102,956
2,300,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	2,530,000
750,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	656,479
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,481,025
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	160,038
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	1,012,537
568,224	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	591,635
190,000	CSX Corp., 6.250%, 3/15/2018	231,617
265,000	Cummins, Inc., 5.650%, 3/01/2098	275,402
243,858	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	266,708
234,054	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	242,527
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	45,465
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	50,375
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,420
3,976,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	3,797,080
250,000	Exelon Corp., 4.900%, 6/15/2015	272,132
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	168,443
25,000	Ford Motor Co., 6.375%, 2/01/2029	27,958
50,000	Ford Motor Co., 6.625%, 2/15/2028	55,862
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,430,980
40,000	Ford Motor Co., 7.125%, 11/15/2025	46,200
835,000	Ford Motor Co., 7.400%, 11/01/2046	1,026,006
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,938
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,103,436
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,351,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$845,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	$942,207
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,094,642
28,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	28,840
45,000	General Electric Capital Corp., 5.625%, 5/01/2018	53,439
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%, 12/15/2049	678,174
900,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	797,817
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	812,190
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,497,470
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	143,071
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	246,162
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	472,308
200,000	Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	232,500
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,600,985
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	89,997
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,265,762
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	166,238
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.791%, 8/10/2045(e)	67,761
425,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	450,500
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	459,673
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,025,000
20,000	HCA, Inc., 5.750%, 3/15/2014	20,900
90,000	HCA, Inc., 6.375%, 1/15/2015	97,313
225,000	HCA, Inc., 7.050%, 12/01/2027	216,563
245,000	HCA, Inc., 7.190%, 11/15/2015	269,500
90,000	HCA, Inc., 7.500%, 12/15/2023	92,025
580,000	HCA, Inc., 7.500%, 11/06/2033	582,900
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,533,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$395,000	HCA, Inc., 8.360%, 4/15/2024	$425,612
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	197,438
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	76,313
585,000	Hercules, Inc., 6.500%, 6/30/2029	526,500
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	530,065
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	126,103
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	84,320
1,620,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,725,300
1,670,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,711,750
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	68,600
405,000	iStar Financial, Inc., 5.875%, 3/15/2016	405,000
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	145,725
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	203,750
238,000	iStar Financial, Inc., 8.625%, 6/01/2013	244,248
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	35,788
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	970,187
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,400
64,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	48,000
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	12,938
10,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	8,350
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,925
370,000	Jefferies Group, Inc., 3.875%, 11/09/2015	382,025
665,000	Jefferies Group, Inc., 5.125%, 4/13/2018	698,250
1,070,000	Jefferies Group, Inc., 6.250%, 1/15/2036	1,107,450
685,000	Jefferies Group, Inc., 6.450%, 6/08/2027	729,525
1,410,000	Jefferies Group, Inc., 6.875%, 4/15/2021	1,579,200
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	$253,500
1,665,000	KB Home, 8.000%, 3/15/2020	1,889,775
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	195,225
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,825
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,160,850
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	60,913
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	141,075
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,592,850
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	33,525
165,000	Masco Corp., 6.500%, 8/15/2032	170,673
865,000	Masco Corp., 7.750%, 8/01/2029	962,050
600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	660,514
2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	2,947,185
115,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	128,225
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(f)	244,900
410,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(f)	381,300
1,470,000	Morgan Stanley, 4.875%, 11/01/2022	1,522,029
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	384,094
2,500,000	Morgan Stanley, 5.750%, 1/25/2021	2,855,087
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	559,439
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	704,167
100,000	Morgan Stanley, Series F, MTN, 0.775%, 10/18/2016(e)	95,064
1,382,000	New Albertson’s, Inc., 7.450%, 8/01/2029	773,920
100,000	New Albertson’s, Inc., 7.750%, 6/15/2026	56,250
3,450,000	New Albertson’s, Inc., 8.000%, 5/01/2031	1,940,625
1,965,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,139,700
155,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	82,538

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$15,000	News America, Inc., 6.400%, 12/15/2035	$18,620
155,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	162,750
2,475,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	2,846,250
115,000	Owens Corning, Inc., 6.500%, 12/01/2016	129,221
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	591,959
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	46,100
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	502,200
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	783,037
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	239,250
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,514,176
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	662,492
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	438,416
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	62,843
560,000	Qwest Corp., 6.875%, 9/15/2033	562,800
115,000	Qwest Corp., 7.250%, 9/15/2025	133,253
1,155,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	1,166,550
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	204,500
500,000	Range Resources Corp., 5.000%, 8/15/2022	522,500
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	838,858
403,000	Residential Capital LLC, 9.625%, 5/15/2015(g)	423,654
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	96,609
10,000	Reynolds American, Inc., 7.250%, 6/15/2037	13,113
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	428,000
655,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	651,725
855,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	769,500
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	798,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		United States – continued
$1,600	(†††††)	SLM Corp., 6.000%, 12/15/2043	$38,155
40,000		SLM Corp., MTN, 4.625%, 9/25/2017	40,950
80,000		SLM Corp., MTN, 5.050%, 11/14/2014	83,973
1,130,000		SLM Corp., MTN, 7.250%, 1/25/2022	1,245,825
10,000		SLM Corp., Series A, MTN, 0.615%, 1/27/2014(e)	9,906
228,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	233,415
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	10,038
115,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	114,999
65,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	67,958
2,560,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,374,400
625,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	731,250
400,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	362,000
300,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	283,500
330,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	335,362
595,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	532,525
294,000		Sprint Capital Corp., 6.875%, 11/15/2028	305,760
420,000		Sprint Capital Corp., 6.900%, 5/01/2019	457,800
110,000		Sprint Capital Corp., 8.750%, 3/15/2032	134,475
26,000		Sprint Nextel Corp., 6.000%, 12/01/2016	28,275
1,360,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	1,224,000
820,000		Textron, Inc., 5.950%, 9/21/2021	953,292
1,431,000		Toys R Us, Inc., 7.375%, 10/15/2018	1,302,210
2,425,000		U.S. Treasury Note, 0.125%, 12/31/2014	2,418,937
2,420,000		U.S. Treasury Note, 0.250%, 10/31/2014	2,420,566
6,595,000		U.S. Treasury Note, 0.250%, 2/15/2015(d)	6,591,907
2,735,000		U.S. Treasury Note, 0.250%, 12/15/2015	2,726,880
4,745,000		U.S. Treasury Note, 0.375%, 6/30/2013	4,750,931

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,420,000	U.S. Treasury Note, 0.375%, 11/15/2015	$2,422,270
1,100,000	U.S. Treasury Note, 0.750%, 3/31/2013	1,101,762
3,230,000	U.S. Treasury Note, 1.625%, 11/15/2022	3,194,670
311,524	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	358,627
1,735,000	United States Steel Corp., 6.650%, 6/01/2037	1,509,450
770,000	United States Steel Corp., 7.500%, 3/15/2022	810,425
295,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	329,662
140,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	152,600
75,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	80,063
530,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	539,275
50,000	USG Corp., 6.300%, 11/15/2016	51,750
230,000	USG Corp., 9.750%, 1/15/2018	260,475
110,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	117,975
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	128,957
415,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	445,087
85,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	150,260
100,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	163,574
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	69,525
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	396,924
125,000	Xerox Corp., 6.750%, 2/01/2017	145,387
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	22,967
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	346,447

		145,431,600

	Uruguay – 0.2%
4,349,484	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	255,119
5,522,153	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	343,394
19,168,742	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	1,148,187

		1,746,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Venezuela – 0.1%
$800,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	$560,000

	Total Non-Convertible Bonds (Identified Cost $259,706,733)	278,179,071

Convertible Bonds – 0.7%
	United States – 0.7%
350,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	261,844
365,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	328,500
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	167,344
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	208,241
125,000	Ford Motor Co., 4.250%, 11/15/2016	198,125
520,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(h)	518,375
225,000	Hologic, Inc., (accretes to principal after 3/1/2018), 2.000%, 3/01/2042(h)	223,172
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,318,359
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(f)	255,715
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,289,375
375,000	Omnicare, Inc., 3.750%, 12/15/2025	552,656
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	603,519
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	100,631

	Total Convertible Bonds (Identified Cost $6,336,916)	7,025,856

Municipals – 0.1%
	United States – 0.1%
415,000	State of Illinois, 5.100%, 6/01/2033	410,502
135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(f)	96,062

	Total Municipals (Identified Cost $451,013)	506,564

	Total Bonds and Notes (Identified Cost $266,494,662)	285,711,491

Senior Loans – 0.1%
	United States – 0.1%
1,270,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(e)	1,279,525
45,860	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(e)	32,809

	Description	Value (†)
	Total Senior Loans (Identified Cost $1,304,749)	1,312,334

Shares
Preferred Stocks – 0.4%
Convertible Preferred Stocks – 0.3%
	United States – 0.3%
71,820	General Motors Co., Series B, 4.750%	$3,169,417
820	Lucent Technologies Capital Trust I, 7.750%	680,329

	Total Convertible Preferred Stocks (Identified Cost $3,969,958)	3,849,746

Non-Convertible Preferred Stock – 0.1%
	United States – 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	669,831

	Total Preferred Stocks (Identified Cost $4,115,324)	4,519,577

Principal Amount
Short-Term Investments – 3.8%
$16,582	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2012 at 0.010% to be repurchased at $16,650 on 1/02/2013 collateralized by $20,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $20,032 including accrued interest(i)	16,582
37,933,837	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $37,933,858 on 1/02/2013 collateralized by $38,610,000 Federal National Mortgage Association, 0.625% due 2/22/2016 valued at $38,696,470 including accrued interest(i)	37,933,837

	Total Short-Term Investments (Identified Cost $37,950,419)	37,950,419

	Total Investments – 99.2% (Identified Cost $929,439,163)(a)	1,003,053,894

	Other assets less liabilities – 0.8%	7,764,755

	Net Assets – 100.0%	$1,010,818,649

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At December 31, 2012, approximately 23% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $929,872,224 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$86,906,724
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,725,054)

Net unrealized appreciation	$73,181,670

At September 30, 2012, the Fund had a short-term capital loss carryforward of $25,714,481 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued security by the Fund’s investment adviser. At December 31, 2012, the value of this security amounted to $9,018,803 or 0.9% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(e)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(f)	Illiquid security. At December 31, 2012, the value of these securities amounted to $977,977 or 0.1% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $69,593,611 or 6.9% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At December 31, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	3/20/2013	Australian Dollar	700,000	$722,862	$2,605
Buy[1]	2/06/2013	Brazilian Real	1,980,000	962,736	(653)
Buy[1]	3/21/2013	Brazilian Real	1,280,000	619,036	13,577
Buy[2]	3/21/2013	Malaysian Ringgit	1,250,000	406,578	(151)
Sell[3]	1/31/2013	New Zealand Dollar	3,165,000	2,610,978	(40,555)
Buy[1]	3/11/2013	South Korean Won	1,488,000,000	1,384,351	18,838
Buy[3]	3/11/2013	South Korean Won	780,000,000	725,668	9,809

Total					$3,470

At December 31, 2012, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive4/Units of Currency		Unrealized Appreciation (Depreciation)
3/12/2013	Norwegian Krone	5,600,000	Euro	758,345	$(3,504)

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is JP Morgan Chase Bank, N.A.
[3]	Counterparty is Barclays Bank PLC.
[4]	Counterparty is Deutsche Bank AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*
Belgium	$—	$13,803,164	$—	$13,803,164
China	—	13,727,015	—	13,727,015
France	—	17,972,436	—	17,972,436
Germany	—	9,577,800	—	9,577,800
Hong Kong	—	9,739,085	—	9,739,085
Japan	—	14,567,673	—	14,567,673
Netherlands	15,337,307	13,764,032	—	29,101,339
Russia	—	9,018,803	—	9,018,803
Sweden	11,106,544	13,079,255	—	24,185,799
Switzerland	—	17,524,454	—	17,524,454
Thailand	—	2,018,486	—	2,018,486
United Kingdom	—	90,990,690	—	90,990,690
All Other Common Stocks*	421,333,329	—	—	421,333,329

Total Common Stocks	447,777,180	225,782,893	—	673,560,073

Bonds and Notes
Non-Convertible Bonds
Costa Rica	—	605,400	752,093	1,357,493
Korea	—	7,610,003	2,610,305	10,220,308
United States	38,155	145,393,445	—	145,431,600
All Other Non-Convertible Bonds*	—	121,169,670	—	121,169,670

Total Non-Convertible Bonds	38,155	274,778,518	3,362,398	278,179,071

Convertible Bonds*	—	7,025,856	—	7,025,856
Municipals*	—	506,564	—	506,564

Total Bonds and Notes	38,155	282,310,938	3,362,398	285,711,491

Senior Loans*	—	1,312,334	—	1,312,334
Preferred Stocks
Convertible Preferred Stocks*	3,849,746	—	—	3,849,746
Non-Convertible Preferred Stock*	—	669,831	—	669,831

Total Preferred Stocks	3,849,746	669,831	—	4,519,577

Short-Term Investments	—	37,950,419	—	37,950,419

Total Investments	451,665,081	548,026,415	3,362,398	1,003,053,894

Forward Foreign Currency Contracts (unrealized appreciation)	—	44,829	—	44,829

Total	$451,665,081	$548,071,244	$3,362,398	$1,003,098,723

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(44,863)	$—	$(44,863)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $11,744,289 was transferred from Level 2 to Level 1 during the period ended December 31, 2012. At September 30, 2012, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security; at December 31, 2012, this security was valued at market price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Costa Rica	$—	$—	$—	$(9,885)	$761,978	$—	$—	$—	$752,093	$(9,885)
Korea	2,528,229	(8,375)	—	90,451	—	—	—	—	2,610,305	90,451
United States	638,272	—	—	—	—	—	—	(638,272)	—	—

Total	$3,166,501	$(8,375)	$—	$80,566	$761,978	$—	$—	$(638,272)	$3,362,398	$80,566

A debt security valued at $638,272 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 3; at December 31, 2012, this security was valued using the same method and was appropriately classified as Level 2.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts. The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays PLC	$(30,746)	$—
Deutsche Bank AG	(3,504)	—
JP Morgan Chase Bank, N.A.	(151)	—

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk with respect to forward foreign currency contracts by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $44,829 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $34,367.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for forward foreign currency contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the fund and the derivative counterparties. This risk of loss to a fund counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of December 31, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$44,829

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(44,863)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	8.8%
Commercial Banks	5.1
Pharmaceuticals	5.0
Oil, Gas & Consumable Fuels	3.7
Banking	3.6
Machinery	3.5
Chemicals	3.4
Beverages	3.3
Software	3.0
Internet Software & Services	2.7
Wireless Telecommunication Services	2.4
Diversified Financial Services	2.3
Energy Equipment & Services	2.2
Real Estate Management & Development	2.0
Other Investments, less than 2% each	44.4
Short-Term Investments	3.8

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

Currency Exposure Summary at December 31, 2012 (Unaudited)
United States Dollar	62.0%
British Pound	9.5
Euro	6.5
Brazilian Real	4.1
Swedish Krona	2.6
Mexican Peso	2.4
Hong Kong Dollar	2.3
Other, less than 2% each	9.8

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.0% of Net Assets
	Air Freight & Logistics – 6.2%
107,163	Expeditors International of Washington, Inc.	$4,238,297
70,866	United Parcel Service, Inc., Class B	5,224,950

		9,463,247

	Beverages – 4.7%
98,223	Coca-Cola Co. (The)	3,560,584
5,504	Diageo PLC, Sponsored ADR	641,656
62,833	SABMiller PLC, Sponsored ADR	2,939,956

		7,142,196

	Biotechnology – 2.4%
41,803	Amgen, Inc.	3,608,435

	Capital Markets – 9.6%
17,580	Franklin Resources, Inc.	2,209,806
59,586	Greenhill & Co., Inc.	3,097,876
86,135	Legg Mason, Inc.	2,215,392
303,570	SEI Investments Co.	7,085,324

		14,608,398

	Communications Equipment – 9.9%
406,171	Cisco Systems, Inc.	7,981,260
115,748	QUALCOMM, Inc.	7,178,691

		15,159,951

	Consumer Finance – 3.4%
90,775	American Express Co.	5,217,747

	Energy Equipment & Services – 3.2%
71,366	Schlumberger Ltd.	4,944,950

	Food Products – 3.9%
447,394	Danone S.A., Sponsored ADR	5,990,606

	Health Care Equipment & Supplies – 5.8%
39,699	Varian Medical Systems, Inc.(b)	2,788,458
91,436	Zimmer Holdings, Inc.	6,095,124

		8,883,582

	Household Products – 3.8%
28,643	Clorox Co. (The)	2,097,240
54,801	Procter & Gamble Co. (The)	3,720,440

		5,817,680

	Internet & Catalog Retail – 6.9%
35,271	Amazon.com, Inc.(b)	8,857,959
44,350	Blue Nile, Inc.(b)	1,707,475

		10,565,434

	Internet Software & Services – 8.2%
122,474	Facebook, Inc., Class A(b)	3,261,482

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
12,986	Google, Inc., Class A(b)	$9,211,879

		12,473,361

	IT Services – 6.5%
38,985	Automatic Data Processing, Inc.	2,222,535
50,544	Visa, Inc., Class A	7,661,459

		9,883,994

	Pharmaceuticals – 5.0%
62,853	Merck & Co., Inc.	2,573,202
80,232	Novartis AG, ADR	5,078,685

		7,651,887

	Semiconductors & Semiconductor Equipment – 3.9%
15,619	Altera Corp.	537,918
18,693	Analog Devices, Inc.	786,228
120,417	ARM Holdings PLC, Sponsored ADR	4,555,375

		5,879,521

	Software – 11.9%
108,820	Autodesk, Inc.(b)	3,846,787
36,540	FactSet Research Systems, Inc.	3,217,713
125,195	Microsoft Corp.	3,346,462
231,837	Oracle Corp.	7,724,809

		18,135,771

	Specialty Retail – 3.7%
158,399	Lowe’s Cos., Inc.	5,626,333

	Total Common Stocks (Identified Cost $122,361,785)	151,053,093

Principal Amount
Short-Term Investments – 1.0%
$1,482,218	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $1,482,219 on 1/2/2013 collateralized by $1,510,000 U.S. Treasury Note, 0.625% due 5/31/2017 valued at $1,511,888 including accrued interest(c) (Identified Cost $1,482,218)	1,482,218

	Total Investments – 100.0% (Identified Cost $123,844,003)(a)	152,535,311
	Other assets less liabilities – 0.0%	60,334

	Net Assets – 100.0%	$152,595,645

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $123,844,003 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,032,652
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,341,344)

Net unrealized appreciation	$28,691,308

At September 30, 2012, the Fund had a short-term capital loss carryforward of $87,460,109 of which $52,780,165 expires on September 30, 2017 and $34,679,944 expires on September 30, 2018. At September 30, 2012, late year ordinary and post-October capital loss deferrals were $63,747. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$151,053,093	$—	$—	$151,053,093
Short-Term Investments	—	1,482,218	—	1,482,218

Total	$151,053,093	$1,482,218	$—	$152,535,311

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at December 31, 2012 (Unaudited)

Software	11.9%
Communications Equipment	9.9
Capital Markets	9.6
Internet Software & Services	8.2
Internet & Catalog Retail	6.9
IT Services	6.5
Air Freight & Logistics	6.2
Health Care Equipment & Supplies	5.8
Pharmaceuticals	5.0
Beverages	4.7
Food Products	3.9
Semiconductors & Semiconductor Equipment	3.9
Household Products	3.8
Specialty Retail	3.7
Consumer Finance	3.4
Energy Equipment & Services	3.2
Biotechnology	2.4
Short-Term Investments	1.0

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.7% of Net Assets
Non-Convertible Bonds – 78.9%
	ABS Home Equity – 3.8%
$200,000	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.660%, 1/25/2036(b)	$164,363
375,080	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.658%, 7/25/2037, 144A(b)	225,935
70,654	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 3.002%, 2/25/2035(b)	68,391
219,206	Banc of America Mortgage Securities, Inc., Series 2006-B, Class 4A1, 6.131%, 11/20/2046(b)	194,891
117,217	Citimortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	89,735
355,726	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	241,474
947,243	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.733%, 4/25/2035(b)	526,920
217,114	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.480%, 4/25/2035(b)	151,831
544,121	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	546,399
534,115	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.615%, 11/20/2035(b)	470,062
491,185	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.415%, 6/19/2035(b)	483,818
415,914	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.580%, 7/19/2035(b)	380,469
516,060	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.280%, 12/25/2046(b)	256,697
91,772	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.123%, 12/25/2034(b)	80,208
589,871	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.050%, 5/25/2035(b)	536,759
246,048	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	212,027
132,296	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 5.096%, 3/25/2036(b)	104,348
521,872	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.710%, 1/25/2036(b)	345,910
204,597	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	201,701
507,758	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.330%, 7/25/2037(b)(c)	252,333
370,058	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.500%, 11/25/2037	329,877
595,924	Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	397,266
135,983	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.988%, 5/25/2036(b)	113,802

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$575,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.710%, 7/25/2035(b)	$518,739
538,821	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	397,918
479,072	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	481,542
133,256	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.920%, 4/25/2047(b)	119,417
453,873	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.120%, 8/25/2046(b)	245,356
557,597	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.450%, 1/25/2047(b)	299,471

		8,437,659

	ABS Other – 0.3%
350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	353,312
363,602	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	374,944

		728,256

	Aerospace & Defense – 1.6%
800,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	690,139
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	836,011
2,090,000	TransDigm, Inc., 5.500%, 10/15/2020, 144A	2,173,600

		3,699,750

	Airlines – 1.3%
2,005,000	Air Canada, 9.250%, 8/01/2015, 144A	2,095,225
30,000	Air Canada, 12.000%, 2/01/2016, 144A	30,975
345,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	347,587
19,836	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	20,134
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	210,849
169,923	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	183,041

		2,887,811

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 1.0%
$2,190,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	$2,348,775

	Banking – 3.3%
800,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	1,671,018
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	741,009
1,400,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,506,750
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,006,991
1,000,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	1,006,453
65,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	63,361
740,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	746,247
200,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	297,948
250,000	Societe Generale, S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, 9/29/2049, (EUR)	368,692

		7,408,469

	Building Materials – 2.9%
50,000	Masco Corp., 6.500%, 8/15/2032	51,719
360,000	Masco Corp., 7.125%, 3/15/2020	418,835
345,000	Masco Corp., 7.750%, 8/01/2029	383,708
845,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	904,150
1,300,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	1,404,000
2,955,000	USG Corp., 6.300%, 11/15/2016(d)	3,058,425
100,000	USG Corp., 8.375%, 10/15/2018, 144A	111,000
75,000	USG Corp., 9.750%, 1/15/2018	84,937

		6,416,774

	Chemicals – 2.5%
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,359,000
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	873,375
420,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	466,200
819,919	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(e)(f)	594,441
635,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	639,763

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$1,600,000	Tronox Finance LLC, 6.375%, 8/15/2020, 144A	$1,616,000

		5,548,779

	Collateralized Mortgage Obligations – 0.6%
342,605	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.027%, 9/25/2045(b)	325,347
356,008	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1, 0.350%, 3/25/2046(b)	273,862
343,647	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.930%, 3/25/2035(b)	261,791
619,230	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.370%, 1/25/2047(b)	408,210

		1,269,210

	Commercial Mortgage-Backed Securities – 1.0%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.789%, 8/10/2045(b)	1,635,952
125,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	134,818
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.575%, 4/12/2049(b)	555,054

		2,325,824

	Construction Machinery – 0.9%
450,000	United Rentals North America, Inc., 6.125%, 6/15/2023	474,750
205,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	229,088
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A	189,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	1,042,250

		1,935,088

	Consumer Cyclical Services – 0.6%
615,000	ServiceMaster Co. (The), 7.000%, 8/15/2020, 144A	616,538
1,035,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	838,350

		1,454,888

	Consumer Products – 0.8%
2,040,000	Visant Corp., 10.000%, 10/01/2017	1,830,900

	Electric – 1.5%
17,408	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	18,975
1,395,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,382,145
200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	209,698

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$773,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	$738,215
455,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.750%, 3/01/2022, 144A	505,050
515,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	402,987

		3,257,070

	Environmental – 0.1%
255,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020, 144A	267,750

	Food & Beverage – 0.6%
1,020,000	Del Monte Corp., 7.625%, 2/15/2019	1,063,350
400,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	345,000

		1,408,350

	Gaming – 1.6%
740,000	MGM Resorts International, 6.750%, 10/01/2020, 144A	755,725
1,360,000	MGM Resorts International, 7.500%, 6/01/2016	1,458,600
1,250,000	MGM Resorts International, 7.625%, 1/15/2017	1,337,500

		3,551,825

	Healthcare – 2.2%
555,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/2018, 144A	573,037
570,000	HCA, Inc., 5.875%, 5/01/2023	589,950
165,000	HCA, Inc., 7.050%, 12/01/2027	158,813
640,000	HCA, Inc., 7.500%, 12/15/2023	654,400
470,000	HCA, Inc., 7.690%, 6/15/2025	480,575
480,000	HCA, Inc., 8.360%, 4/15/2024	517,200
800,000	HCA, Inc., MTN, 7.580%, 9/15/2025	810,000
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	524,012
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	571,500

		4,879,487

	Home Construction – 6.1%
845,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	880,912
1,132,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	1,184,355

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$600,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A	$639,000
975,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	1,057,875
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	637,500
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	530,000
2,580,000	KB Home, 7.250%, 6/15/2018	2,805,750
1,850,000	Lennar Corp., 6.950%, 6/01/2018	2,067,375
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,915,550
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	493,763
380,000	Pulte Group, Inc., 7.875%, 6/15/2032	413,250
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	81,200

		13,706,530

	Independent Energy – 3.6%
30,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	32,175
405,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	438,919
1,365,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	928,200
115,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	121,900
685,000	Halcon Resources Corp., 9.750%, 7/15/2020, 144A	739,800
3,200,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	2,672,000
200,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	180,000
1,100,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	1,218,250
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	866,700
200,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	214,000
675,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	739,125

		8,151,069

	Life Insurance – 0.5%
860,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	1,120,150

	Lodging – 0.1%
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	203,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Cable – 0.1%
200,000	Numericable Finance & Co. SCA, 8.750%, 2/15/2019, 144A, (EUR)	$281,150

	Media Non-Cable – 3.1%
1,565,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	1,459,362
290,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	297,975
785,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	814,438
1,080,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,088,100
2,905,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	3,072,037
165,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	159,225

		6,891,137

	Metals & Mining – 3.5%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041	2,221,362
2,100,000	Arch Coal, Inc., 7.250%, 6/15/2021	1,937,250
140,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	126,700
780,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	534,300
330,000	FMG Resources August 2006 Pty Ltd., 6.875%, 4/01/2022, 144A	337,425
660,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	684,750
2,375,000	United States Steel Corp., 6.650%, 6/01/2037	2,066,250

		7,908,037

	Mortgage Related – 0.3%
676,328	FHLMC, 3.500%, 8/01/2042	721,242

	Non-Captive Consumer – 2.3%
1,605,000	Residential Capital LLC, 9.625%, 5/15/2015(g)	1,687,256
1,920,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,737,600
2,000,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	1,790,000

		5,214,856

	Non-Captive Diversified – 2.2%
1,825,000	Air Lease Corp., 4.500%, 1/15/2016, 144A	1,843,250
240,000	Aircastle Ltd., 7.625%, 4/15/2020	268,200
1,045,000	International Lease Finance Corp., 8.625%, 1/15/2022	1,290,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$100,000	iStar Financial, Inc., 5.850%, 3/15/2017	$98,000
135,000	iStar Financial, Inc., 5.875%, 3/15/2016	135,000
615,000	iStar Financial, Inc., 7.125%, 2/15/2018	626,531
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	15,319
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	601,088

		4,877,963

	Oil Field Services – 1.2%
385,000	Basic Energy Services, Inc., 7.750%, 10/15/2022, 144A	375,375
1,745,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	1,762,450
515,000	Global Geophysical Services, Inc., 10.500%, 5/01/2017	458,350

		2,596,175

	Packaging – 1.8%
3,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	3,045,000
275,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	297,000
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	724,800

		4,066,800

	Pharmaceuticals – 1.3%
450,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	482,625
140,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	150,150
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	579,025
1,690,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	1,812,525

		3,024,325

	Pipelines – 1.0%
615,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	645,750
655,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	753,250
215,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	213,925
700,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	630,000

		2,242,925

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 1.9%
$40,000	Dillard’s, Inc., 7.000%, 12/01/2028	$40,300
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	457,837
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	213,713
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	38,325
3,015,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	2,261,250
1,440,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,310,400

		4,321,825

	Sovereigns – 1.5%
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	624,359
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,447,802
19,265,585	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	1,198,028

		3,270,189

	Supermarkets – 0.5%
315,000	American Stores Co., 8.000%, 6/01/2026	273,263
955,000	New Albertson’s, Inc., 7.750%, 6/15/2026	537,187
735,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	391,388

		1,201,838

	Supranational – 0.5%
2,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	1,015,971

	Technology – 2.6%
1,485,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,128,600
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,452,325
475,000	Amkor Technology, Inc., 6.375%, 10/01/2022, 144A	467,875
85,000	Amkor Technology, Inc., 6.625%, 6/01/2021	84,787
1,460,000	First Data Corp., 8.250%, 1/15/2021, 144A	1,460,000
960,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	955,200
340,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	347,650

		5,896,437

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Textile – 2.0%
$1,925,000		Hanesbrands, Inc., 6.375%, 12/15/2020(d)	$2,117,500
2,605,000		Jones Group, Inc. (The), 6.125%, 11/15/2034	2,240,300
175,000		Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	182,000

			4,539,800

		Transportation Services – 0.1%
275,000		APL Ltd., 8.000%, 1/15/2024(f)	254,375

		Treasuries – 8.6%
150,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	205,897
375,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	494,968
930,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,247,682
65,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	85,721
60,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	81,747
55,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	78,971
246,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,306,733
229,000	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	2,238,750
20,000,000		Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	504,110
10,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	268,798
120,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(d)	3,506,849
850,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	912,961
1,525,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	1,703,236
2,920,000		Spain Government Bond, 4.650%, 7/30/2025, (EUR)	3,521,746
2,255,000		U.S. Treasury Note, 0.250%, 10/15/2015	2,249,890

			19,408,059

		Wireless – 3.3%
6,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	476,449
900,000		Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	418,500
955,000		Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	1,026,625
795,000		SBA Communications Corp., 5.625%, 10/01/2019, 144A	834,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$4,236,000	Sprint Capital Corp., 6.875%, 11/15/2028(d)	$4,405,440
5,000	Sprint Capital Corp., 6.900%, 5/01/2019	5,450
285,000	Sprint Capital Corp., 8.750%, 3/15/2032	348,412

		7,515,626

	Wirelines – 4.2%
665,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	352,450
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	126,100
1,105,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	1,140,912
735,000	Frontier Communications Corp., 9.000%, 8/15/2031	808,500
605,000	Level 3 Communications, Inc., 8.875%, 6/01/2019, 144A	644,325
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	1,139,050
940,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	1,024,600
350,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	417,651
250,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	331,162
300,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	418,279
25,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	24,438
15,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	15,113
1,575,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,655,719
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	79,969
1,125,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,215,000

		9,393,268

	Total Non-Convertible Bonds (Identified Cost $165,434,104)	177,479,812

Convertible Bonds – 9.8%
	Automotive – 1.6%
1,235,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	923,934
1,760,000	Ford Motor Co., 4.250%, 11/15/2016	2,789,600

		3,713,534

	Brokerage – 0.8%
1,714,000	Jefferies Group, Inc., 3.875%, 11/01/2029	1,697,931

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Construction Machinery – 0.3%
$555,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	$751,331

	Diversified Manufacturing – 0.7%
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,481,516

	Home Construction – 0.5%
70,000	Lennar Corp., 2.000%, 12/01/2020, 144A	101,544
925,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,084,562

		1,186,106

	Independent Energy – 0.4%
800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	720,000
120,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	114,750

		834,750

	Metals & Mining – 0.5%
1,060,000	Peabody Energy Corp., 4.750%, 12/15/2066	1,020,912
165,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	179,541

		1,200,453

	Non-Captive Diversified – 0.1%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	315,813

	Pharmaceuticals – 1.0%
315,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	531,169
100,000	Mylan, Inc., 3.750%, 9/15/2015	212,562
1,335,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,501,041

		2,244,772

	Technology – 3.6%
3,780,000	Ciena Corp., 0.875%, 6/15/2017(d)	3,257,887
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	163,216
40,000	Ciena Corp., 4.000%, 3/15/2015, 144A	45,400
2,700,000	Intel Corp., 2.950%, 12/15/2035	2,799,563
620,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	566,525
1,185,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	1,142,044

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$80,000	SanDisk Corp., 1.500%, 8/15/2017	$92,800

		8,067,435

	Textile – 0.3%
570,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	590,306

	Total Convertible Bonds (Identified Cost $20,150,705)	22,083,947

	Total Bonds and Notes (Identified Cost $185,584,809)	199,563,759

Senior Loans – 0.2%
	Media Non-Cable – 0.1%
281,368	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	201,296

	Wirelines – 0.1%
354,230	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	341,967

	Total Senior Loans (Identified Cost $730,125)	543,263

Shares
Preferred Stocks – 3.7%
Convertible Preferred Stocks – 2.2%
	Automotive – 1.5%
73,400	General Motors Co., Series B, 4.750%	3,239,142
2,500	Goodyear Tire & Rubber Co. (The), 5.875%	118,025

		3,357,167

	Banking – 0.0%
94	Bank of America Corp., Series L, 7.250%	106,690

	Construction Machinery – 0.1%
2,213	United Rentals Trust I, 6.500%	132,573

	Independent Energy – 0.1%
185	Chesapeake Energy Corp., Series A, 5.750%, 144A	164,303

	Pipelines – 0.5%
20,675	El Paso Energy Capital Trust I, 4.750%	1,141,260

	Total Convertible Preferred Stocks (Identified Cost $4,801,699)	4,901,993

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 1.5%
	Independent Energy – 0.0%
50	Chesapeake Energy Corp., 5.000%	$3,770

	Non-Captive Diversified – 1.5%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	2,069,682
965	Ally Financial, Inc., Series G, 7.000%, 144A	947,781
12,925	iStar Financial, Inc., Series E, 7.875%	288,357
7,500	iStar Financial, Inc., Series F, 7.800%	163,500
550	iStar Financial, Inc., Series G, 7.650%	11,797

		3,481,117

	Total Non-Convertible Preferred Stocks (Identified Cost $3,283,611)	3,484,887

	Total Preferred Stocks (Identified Cost $8,085,310)	8,386,880

Common Stocks – 1.7%
	Automobiles – 0.3%
53,720	Ford Motor Co.	695,674

	Chemicals – 0.1%
1,087	Ashland, Inc.	87,406

	Diversified Telecommunication Services – 0.0%
68	FairPoint Communications, Inc.(i)	540
593	Hawaiian Telcom Holdco, Inc.(i)	11,563

		12,103

	Gas Utilities – 0.4%
17,600	National Fuel Gas Co.	892,144

	Household Durables – 0.3%
46,500	KB Home	734,700

	Independent Power Producers & Energy Traders – 0.3%
34,210	Dynegy, Inc.(i)	654,437

	Oil, Gas & Consumable Fuels – 0.2%
14,882	Kinder Morgan, Inc.	525,781

	Pharmaceuticals – 0.1%
6,875	Merck & Co., Inc.	281,463

	Total Common Stocks (Identified Cost $3,982,097)	3,883,708

Warrants – 0.1%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(f)(i)(j)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(i)	85,095

	Total Warrants (Identified Cost $29,892)	85,095

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 4.1%
$6,012	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2012 at 0.010% to be repurchased at $6,012 on 1/02/2013 collateralized by $10,000 Federal National Mortgage Association, 2.080%, due 11/02/2022 valued at $10,015 including accrued interest(k)	$6,012
9,092,917	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $9,092,922 on 1/02/2013 collateralized by $9,255,000 Federal National Mortgage Association, 0.625% due 2/22/2016 valued at $9,275,727 including accrued interest(k)	9,092,917

	Total Short-Term Investments (Identified Cost $9,098,929)	9,098,929

	Total Investments – 98.5% (Identified Cost $207,511,162)(a)	221,561,634
	Other assets less liabilities – 1.5%	3,375,282

	Net Assets – 100.0%	$224,936,916

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $207,597,038 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,414,936
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,450,340)

Net unrealized appreciation	$13,964,596

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.

(c)	The issuer is making partial payments with respect to interest and/or principal. Income is not being accrued.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	Illiquid security. At December 31, 2012, the value of these securities amounted to $848,816 or 0.4% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Non-income producing security.
(j)	Fair valued security by the Fund’s investment adviser.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $53,297,087 or 23.7% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	1/31/2013	Euro	390,000	$514,903	$1,578
Sell	1/31/2013	Euro	8,220,000	10,852,585	(230,105)

Total					$(228,527)

[1]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1- quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$199,563,759	$—	$199,563,759
Senior Loans*	—	543,263	—	543,263
Preferred Stocks
Convertible Preferred Stocks
Construction Machinery	—	132,573	—	132,573
Independent Energy	—	164,303	—	164,303
All Other Convertible Preferred Stocks*	4,605,117	—	—	4,605,117

Total Convertible Preferred Stocks	4,605,117	296,876	—	4,901,993

Non-Convertible Preferred Stocks
Non-Captive Diversified	2,533,336	947,781	—	3,481,117
All Other Non-Convertible Preferred Stocks*	3,770	—	—	3,770

Total Preferred Stocks	7,142,223	1,244,657	—	8,386,880

Common Stocks*	3,883,708	—	—	3,883,708
Warrants**	85,095	—	—	85,095
Short-Term Investments	—	9,098,929	—	9,098,929

Total Investments	11,111,026	210,450,608	—	221,561,634

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,578	—	1,578

Total	$11,111,026	$210,452,186	$—	$221,563,212

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(230,105)	$—	$(230,105)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Includes a security fair valued at zero using Level 2 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Transportation Service	$23,438	$—	$—	$—	$—	$—	$—	$(234,438)	$—	$—

A debt security valued at $234,438 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2012, the fair value of derivative positions (including open trades) subject to credit risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays Bank PLC	$(228,527)	$280,000

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk with respect to forward foreign currency contracts by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash pledged to counterparties as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $281,578 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $280,000.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for forward foreign currency contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the Fund and the derivative counterparties. This risk of loss to the Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of December 31, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$1,578

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(230,105)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instrument. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2012 (Unaudited)
Treasuries	8.6%
Home Construction	6.6
Technology	6.2
Wirelines	4.3
Automotive	4.1
Independent Energy	4.1
Metals & Mining	4.0
Non-Captive Diversified	3.8
ABS Home Equity	3.8
Wireless	3.3
Banking	3.3
Media Non-Cable	3.2
Building Materials	2.9
Chemicals	2.6
Pharmaceuticals	2.4
Non-Captive Consumer	2.3
Textile	2.3
Healthcare	2.2
Other Investments, less than 2% each	24.4
Short-Term Investments	4.1

Total Investments	98.5
Other assets less liabilities (including open forward foreign currency contracts)	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 97.0% of Net Assets
	Belgium – 1.9%
260,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)	$384,713

	Brazil – 1.8%
350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	208,119
100,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	142,456

		350,575

	Canada – 3.7%
75,000	Canada Government International Bond, 3.500%, 1/13/2020, (EUR)(b)	117,404
285,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	300,825
150,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	217,292
95,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	107,203

		742,724

	Finland – 2.7%
390,000	Finland Government Bond, 1.875%, 4/15/2017, (EUR)(b)	548,047

	France – 5.7%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	68,911
530,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	766,008
195,000	France Government Bond OAT, 3.750%, 4/25/2021, (EUR)	299,394

		1,134,313

	Germany – 8.4%
795,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)	1,093,143
390,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)	593,937

		1,687,080

	Ireland – 0.9%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	185,790

	Italy – 6.9%
50,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	82,058
50,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	64,267
350,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	401,462

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Italy – continued
320,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(b)	$443,647
150,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	210,981
60,000		Republic of Italy, 6.875%, 9/27/2023	69,681
75,000		Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	114,195

			1,386,291

		Japan – 25.9%
90,000,000		Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	1,134,433
43,000,000		Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	500,666
92,650,000		Japan Government Ten Year Bond, 1.700%, 12/20/2016, (JPY)	1,135,612
89,400,000		Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	1,105,924
26,000,000		Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	304,251
82,000,000		Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	1,007,598

			5,188,484

		Korea – 0.5%
3,600,000		Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	92,765

		Luxembourg – 0.3%
50,000		ArcelorMittal, 6.000%, 3/01/2021	49,857

		Malaysia – 1.6%
580,000		Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)	190,169
370,000		Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	125,751

			315,920

		Mexico – 3.1%
2,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	158,816
11,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	99,028
37,500	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	366,608

			624,452

		Netherlands – 0.3%
50,000		EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	68,179

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Norway – 3.3%
$30,000	Eksportfinans ASA, 2.000%, 9/15/2015	$28,715
2,205,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)(b)	441,944
595,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	115,698
370,000	Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	67,703

		654,060

	Philippines – 0.7%
5,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	134,399

	Poland – 2.3%
605,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	207,604
225,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)	256,942

		464,546

	Singapore – 2.0%
135,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	110,872
360,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	297,685

		408,557

	South Africa – 0.3%
50,000	Edcon Proprietary Ltd., 3.433%, 6/15/2014, 144A, (EUR)(c)	63,358

	Spain – 2.2%
335,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	432,677

	Sweden – 1.9%
2,300,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)(b)	386,854

	Thailand – 0.5%
3,000,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	98,673

	United Kingdom – 9.4%
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	99,072
105,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	202,164
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	94,301
100,000	FCE Bank PLC, EMTN, 4.825%, 2/15/2017, (GBP)	175,168
215,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	364,135

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – continued
150,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	$298,361
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	85,701
265,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	568,228

		1,887,130

	United States – 9.3%
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	137,309
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	94,810
45,000	HCA, Inc., 8.360%, 4/15/2024	48,487
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	219,472
50,000	International Lease Finance Corp., 5.875%, 8/15/2022	52,961
50,000	JPMorgan Chase & Co., EMTN, 4.375%, 1/30/2014, (EUR)	68,661
100,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	139,012
75,000	Sprint Nextel Corp., 6.000%, 11/15/2022	77,062
710,000	U.S. Treasury Note, 0.250%, 11/30/2013	710,416
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	16,088
100,000	Wachovia Corp., EMTN, 4.375%, 11/27/2018, (EUR)	146,548
100,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	138,579

		1,849,405

	Uruguay – 1.4%
4,391,003	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	273,054

	Total Bonds and Notes (Identified Cost $19,166,653)	19,411,903

Short-Term Investments – 1.0%
190,753	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $190,753 on 1/02/2013 collateralized by $195,000 U.S. Treasury Note, 0.625% due 5/31/2017 valued at $195,244 including accrued interest(d) (Identified Cost $190,753)	190,753

	Total Investments – 98.0% (Identified Cost $19,357,406)(a)	19,602,656
	Other assets less liabilities – 2.0%	401,547

	Net Assets – 100.0%	$20,004,203

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Credit default swap agreements are valued based on mid prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $19,436,959 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$759,855
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(594,158)

Net unrealized appreciation	$165,697

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(c)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

EMTN	Euro Medium Term Note

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	3/28/2013	British Pound	122,000	$198,129	$(139)
Buy[2]	3/20/2013	Canadian Dollar	650,000	652,401	(2,395)
Buy[1]	3/20/2013	Euro	215,000	283,982	3,913
Buy[3]	3/21/2013	Malaysian Ringgit	290,000	94,326	(35)
Buy[1]	3/11/2013	South Korean Won	630,000,000	586,117	7,923
Buy[4]	3/11/2013	South Korean Won	104,700,000	97,407	1,325

Total					$10,592

At December 31, 2012, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
3/12/2013	Norwegian Krone	1,255,000	Euro[5]	169,951	$(785)
4/04/2013	Japanese Yen	4,360,534	Singapore Dollar[1]	62,000	384
2/04/2013	Japanese Yen	17,440,600	Thailand Baht[4]	6,200,000	952
3/04/2013	Japanese Yen	4,347,750	Malaysian Ringgit[4]	155,000	266

Total					$817

[1]	Counterparty is Barclays Bank PLC.
[2]	Counterparty is UBS AG.
[3]	Counterparty is JP Morgan Chase Bank, N.A.
[4]	Counterparty is Credit Suisse International.
[5]	Counterparty is Deutsche Bank AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$19,411,903	$—	$19,411,903
Short-Term Investments	—	190,753	—	190,753

Total Investments	—	19,602,656	—	19,602,656

Forward Foreign Currency Contracts (unrealized appreciation)	—	14,763	—	14,763

Total	$—	$19,617,419	$—	$19,617,419

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,354)	$—	$(3,354)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts. The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Deutsche Bank AG	$(785)	$—
JP Morgan Chase Bank, N.A.	(35)	—
UBS AG	(2,395)	—

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk with respect to forward foreign currency contracts by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty.

As of December 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $14,763 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $14,624.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for forward foreign currency contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between the Fund and the derivative counterparties. This risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of December 31, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$14,763

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(3,354)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	71.0%
Government Guaranteed	5.7
Sovereigns	4.6
Other Investments, less than 2% each	15.7
Short-Term Investments	1.0

Total Investments	98.0
Other assets less liabilities (including open forward foreign currency contracts)	2.0

Net Assets	100.0%

Currency Exposure Summary at December 31, 2012 (Unaudited)

Euro	34.3%
Japanese Yen	25.9
British Pound	11.2
United States Dollar	6.4
Norwegian Krone	3.1
Mexican Peso	3.1
Singapore Dollar	2.0
Canadian Dollar	2.0
Other, less than 2% each	10.0

Total Investments	98.0
Other assets less liabilities (including open forward foreign currency contracts)	2.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 92.8% of Net Assets
Non-Convertible Bonds – 88.9%
	ABS Car Loan – 0.6%
$831,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class B, 5.740%, 8/20/2014, 144A	$844,397
4,590,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	5,068,411
2,889,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	3,153,637
18,620,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 1.959%, 9/15/2021, 144A(b)	18,791,993
16,736,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 1.959%, 9/15/2021, 144A(b)	16,864,934
19,574,000	Ford Auto Securitization Trust, Series 2010-R3A, Class A3, 2.714%, 9/15/2015, 144A, (CAD)	19,913,451
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,620,959

		70,257,782

	ABS Credit Card – 0.5%
28,592,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.459%, 4/15/2019(b)	28,444,951
19,182,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	20,800,884
14,465,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	15,117,965
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,563,490

		66,927,290

	ABS Other – 1.2%
1,454,106	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,469,112
6,054,855	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	6,230,591
28,084,793	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	29,245,706
25,834,600	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	26,550,321
39,645,389	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	46,780,052
15,570,923	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	16,270,323
4,500,000	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	4,477,730
11,029,560	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	11,768,044

		142,791,879

	Aerospace & Defense – 0.8%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,136,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$78,795,000	Textron, Inc., 5.950%, 9/21/2021	$91,603,206

		93,739,956

	Airlines – 2.5%
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	18,477,550
100,553	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	103,570
769,912	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	824,730
871,126	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	949,527
8,572,640	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	9,708,515
1,718,519	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,941,926
3,095,792	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,339,771
53,634,359	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	59,732,585
11,279,083	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	12,149,828
25,175,224	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	29,140,322
18,963,928	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	21,903,337
3,065,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	3,248,900
1,789,851	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,997,831
12,828,217	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	14,030,221
31,172,617	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	35,692,647
2,514,151	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,815,849
19,137,928	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	21,578,013
5,783,610	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	6,253,239
7,277,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	7,711,459
23,414,984	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	25,171,108
5,121,076	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	5,895,382
16,403,484	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	18,453,919
9,930,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	10,103,775

		311,224,004

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 1.0%
$40,992,000	Cummins, Inc., 5.650%, 3/01/2098	$42,601,059
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,551,474
2,426,000	Ford Motor Co., 6.375%, 2/01/2029	2,713,013
125,000	Ford Motor Co., 6.500%, 8/01/2018	144,687
255,000	Ford Motor Co., 6.625%, 2/15/2028	284,896
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	5,859,760
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	3,984,836
4,823,000	Ford Motor Co., 7.450%, 7/16/2031	6,125,210
240,000	Ford Motor Co., 7.500%, 8/01/2026	285,000
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,517,180
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	46,885,867
338,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	353,244
5,319,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	5,930,887
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,387,775

		129,624,888

	Banking – 12.7%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	30,577,678
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,704,663
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	43,218,639
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,932,350
9,805,000	Bank of America Corp., 6.000%, 9/01/2017	11,481,802
11,100,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,672,337
5,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	5,297,246
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	3,062,013
17,249,000	Bank of America NA, 5.300%, 3/15/2017	19,400,123
10,227,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	11,315,030
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,812,636
337,230,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	36,580,051

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	$2,459,751
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	414,799
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	10,289,316
51,425,000	Citigroup, Inc., 4.450%, 1/10/2017	56,968,615
6,473,000	Citigroup, Inc., 5.000%, 9/15/2014	6,810,166
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	2,616,940
10,000,000	Citigroup, Inc., 5.375%, 8/09/2020	11,784,480
14,680,000	Citigroup, Inc., 5.500%, 2/15/2017	16,273,264
460,000	Citigroup, Inc., 5.850%, 12/11/2034	539,318
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	2,903,937
9,875,000	Citigroup, Inc., 6.125%, 5/15/2018	11,834,309
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	9,487,379
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	39,309,963
21,257,000	Citigroup, Inc., 6.375%, 8/12/2014	22,971,377
2,398,000	Citigroup, Inc., EMTN, 1.458%, 11/30/2017, (EUR)(b)	2,974,644
55,770,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	59,832,343
4,625,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	4,968,573
27,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	29,103,774
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,287,684
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	127,306,622
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,615,369
1,527,000	HBOS PLC, 6.000%, 11/01/2033, 144A	1,379,904
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,076,250
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	706,125
2,950,000	JPMorgan Chase & Co., EMTN, 1.053%, 5/30/2017, (GBP)(b)	4,481,003
12,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	1,247,876
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,766,599

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$100,000	Keybank NA, 6.950%, 2/01/2028	$119,246
9,787,000	Lloyds TSB Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	10,254,950
81,622,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	90,189,861
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	7,110,703
4,300,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	4,733,685
103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	112,766,939
9,780,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	5,313,919
3,132,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,353,854
11,641,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	14,032,690
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	43,819,037
2,652,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	3,114,389
1,500,000	Morgan Stanley, 0.820%, 10/15/2015(b)	1,453,449
4,250,000	Morgan Stanley, 3.450%, 11/02/2015	4,428,113
14,023,000	Morgan Stanley, 3.800%, 4/29/2016	14,721,135
5,995,000	Morgan Stanley, 4.875%, 11/01/2022	6,207,187
110,093,000	Morgan Stanley, 5.500%, 7/24/2020	123,855,726
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,738,007
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	134,416,375
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	69,770,989
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	984,517
5,400,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	6,057,682
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	26,964,974
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	4,167,051
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	43,210,222
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	6,113,269
9,400,000	Morgan Stanley, Series F, MTN, 0.775%, 10/18/2016(b)	8,935,969
9,699,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	10,983,186

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	$3,891,274
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,185,359
8,638,000	National City Corp., 6.875%, 5/15/2019	10,776,605
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	37,891,804
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	7,098,231
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	9,161,901
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,058,053
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	728,000
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	16,910,801
1,000,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	1,349,887
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,845,000
1,400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,416,080
8,100,000	Santander US Debt SAU, 3.724%, 1/20/2015, 144A	8,136,774
30,886,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	34,231,788
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,841,761
17,861,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	19,234,511

		1,558,039,901

	Brokerage – 1.0%
55,355,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	56,065,703
13,100,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	13,430,500
19,498,000	Jefferies Group, Inc., 6.250%, 1/15/2036	20,180,430
8,760,000	Jefferies Group, Inc., 6.450%, 6/08/2027	9,329,400
1,693,000	Jefferies Group, Inc., 6.875%, 4/15/2021	1,896,160
23,835,000	Jefferies Group, Inc., 8.500%, 7/15/2019	28,482,825

		129,385,018

	Building Materials – 1.0%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,955,300
10,942,000	Masco Corp., 5.850%, 3/15/2017	11,908,179

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$6,616,000	Masco Corp., 6.125%, 10/03/2016	$7,307,650
4,808,000	Masco Corp., 6.500%, 8/15/2032	4,973,318
28,539,000	Masco Corp., 7.125%, 3/15/2020	33,203,157
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,367,322
4,949,000	Owens Corning, Inc., 6.500%, 12/01/2016	5,561,018
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	45,784,457
1,037,000	USG Corp., 6.300%, 11/15/2016	1,073,295

		123,133,696

	Chemicals – 0.1%
3,469,000	Cytec Industries, Inc., 6.000%, 10/01/2015	3,827,739
1,700,000	Methanex Corp., 5.250%, 3/01/2022	1,885,506
2,349,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	2,538,515

		8,251,760

	Commercial Mortgage-Backed Securities – 2.9%
2,477,877	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,804,788
33,167,701	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	38,047,001
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	13,641,792
62,292,812	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(b)	71,716,905
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.762%, 9/15/2039(b)	39,679,358
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,776,851
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	69,491,442
23,544,272	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	27,754,082
15,928,923	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.812%, 6/15/2049(b)	18,575,514
21,524,263	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	24,895,092
3,131,798	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.865%, 6/15/2038(b)	3,616,284
1,311,441	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,513,188
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.789%, 8/12/2045, 144A(b)	10,959,083

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	$7,854,377
3,621,142	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	4,164,078
6,222,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	7,128,819
4,250,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.549%, 3/15/2044, 144A(b)	4,202,893

		353,821,547

	Construction Machinery – 0.3%
23,638,000	Case New Holland, Inc., 7.750%, 9/01/2013	24,583,520
6,787,000	Toro Co., 6.625%, 5/01/2037(c)	7,125,054
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	443,000

		32,151,574

	Consumer Cyclical Services – 0.0%
196,000	Western Union Co. (The), 6.200%, 6/21/2040	199,274

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,821,844
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	14,237,691

		23,059,535

	Diversified Manufacturing – 0.4%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,703,420
2,814,000	Textron Financial Corp., 5.400%, 4/28/2013	2,852,873
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,234,783
18,800,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	24,939,895
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	20,239,333

		50,970,304

	Electric – 2.0%
33,870,592	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	36,448,144
5,915,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	4,288,375
10,973,249	Bruce Mansfield Unit, 6.850%, 6/01/2034	11,434,125
17,435,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	19,693,286
876,000	Commonwealth Edison Co., 4.700%, 4/15/2015	952,074

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	$12,171,794
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,355,162
1,000,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	1,359,219
900,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	1,259,169
979,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	1,016,536
4,491,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,468,816
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	39,172,541
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	9,407,811
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	11,716,895
3,603,000	Exelon Corp., 4.900%, 6/15/2015	3,921,966
3,600,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	3,697,693
1,864,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	2,118,317
7,210,570	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	7,615,660
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	60,884,343
2,850,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	2,230,125
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	1,068,545
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	1,539,882

		240,820,478

	Entertainment – 0.0%
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,326,338

	Financial Other – 0.9%
66,384,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	68,621,141
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	37,485,469

		106,106,610

	Food & Beverage – 0.0%
2,450,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	4,645,692

	Government Guaranteed – 0.4%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	12,177,996

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Guaranteed – continued
11,311,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	$11,351,289
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	29,550,347

		53,079,632

	Government Owned – No Guarantee – 1.3%
3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	4,956,900
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	45,941,437
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	68,002,775
26,030,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	2,725,756
27,800,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	2,959,853
22,478,000	Federal Home Loan Mortgage Corp., 1.625%, 4/15/2013	22,574,723
15,170,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	16,236,603
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,436,169

		164,834,216

	Government Sponsored – 0.5%
66,200,000	Federal Home Loan Bank, 1.875%, 6/21/2013	66,742,112

	Health Insurance – 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	2,072,115
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,649,726

		3,721,841

	Healthcare – 1.2%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,972,356
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,931,824
17,416,000	Express Scripts, Inc., 6.250%, 6/15/2014	18,754,907
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	12,122,531
9,278,000	HCA, Inc., 5.750%, 3/15/2014	9,695,510
802,000	HCA, Inc., 5.875%, 3/15/2022	872,175
52,905,000	HCA, Inc., 5.875%, 5/01/2023	54,756,675
1,908,000	HCA, Inc., 6.250%, 2/15/2013	1,917,540
3,729,000	HCA, Inc., 6.375%, 1/15/2015	4,031,981

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$3,127,000	HCA, Inc., 6.500%, 2/15/2016	$3,400,613
357,000	HCA, Inc., 6.750%, 7/15/2013	365,925
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,825,900
2,241,000	HCA, Inc., 7.190%, 11/15/2015	2,465,100
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,211,677
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,288,410
3,807,000	HCA, Inc., 7.690%, 6/15/2025	3,892,658
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,486,710
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,213,988
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,121,690
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	2,474,503
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,980,000

		151,782,673

	Home Construction – 0.1%
2,006,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	2,031,075
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	8,556,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,558,082

		14,145,157

	Independent Energy – 1.1%
11,930,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	14,250,325
1,065,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,142,213
1,015,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,100,006
9,787,000	EQT Corp., 8.125%, 6/01/2019	12,114,613
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	69,794,415
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,819,200
24,155,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	26,751,663

		132,972,435

	Industrial Other – 0.0%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,396,857

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – 1.0%
7,100,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	$12,618,329
6,910,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	8,168,981
2,036,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	2,338,377
9,777,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	13,232,756
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	935,613
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	8,131,561
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	18,143,235
10,971,000	MetLife, Inc., 6.400%, 12/15/2066	11,730,479
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	10,639,255
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,843,331
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,205,528
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	18,325,832
4,732,000	Unum Group, 7.125%, 9/30/2016	5,574,537

		119,887,814

	Local Authorities – 2.2%
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,613,969
99,450,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	104,809,291
68,930,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	79,997,751
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	20,265,432
15,314	Province of Alberta, 5.930%, 9/16/2016, (CAD)	16,908
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	684,836
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	26,794,662
26,518,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	28,945,550

		268,128,399

	Lodging – 0.7%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,979,860
4,522,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	5,054,755
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	113,097

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$23,518,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	$28,309,110

		90,456,822

	Media Cable – 1.0%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	20,122,534
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,844,585

78,178,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	97,658,629

		122,625,748
	Media Non-Cable – 0.2%
5,000,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	4,462,500
4,482,000	News America, Inc., 8.150%, 10/17/2036	6,103,355
5,000,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	4,825,000
10,870,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	10,978,700

		26,369,555

	Metals & Mining – 1.7%
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	16,244,454
26,000,000	Alcoa, Inc., 5.900%, 2/01/2027	26,761,618
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,317,725
28,838,000	Alcoa, Inc., 6.150%, 8/15/2020	31,495,249
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	6,276,626
430,000	ArcelorMittal, 6.000%, 3/01/2021	428,767
6,885,000	ArcelorMittal, 6.125%, 6/01/2018	6,977,947
4,085,000	ArcelorMittal, 6.750%, 2/25/2022	4,287,269
47,920,000	ArcelorMittal, 7.250%, 3/01/2041	44,445,800
19,365,000	ArcelorMittal, 7.500%, 10/15/2039	18,203,100
4,500,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	3,082,500
1,943,000	United States Steel Corp., 6.050%, 6/01/2017	2,035,292
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,012,440
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	33,316,675

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	$4,530,665

		207,416,127

	Mortgage Related – 0.0%
67,939	FHLMC, 5.000%, 12/01/2031	73,319
9,935	FNMA, 6.000%, 7/01/2029	11,100

		84,419

	Non-Captive Consumer – 1.7%
62,425(††)	SLM Corp., 6.000%, 12/15/2043	1,488,629
2,270,000	SLM Corp., MTN, 4.625%, 9/25/2017	2,323,915
4,067,000	SLM Corp., MTN, 5.050%, 11/14/2014	4,268,963
8,895,000	SLM Corp., MTN, 7.250%, 1/25/2022	9,806,737
641,000	SLM Corp., MTN, 8.000%, 3/25/2020	732,343
5,616,000	SLM Corp., Series A, MTN, 0.615%, 1/27/2014(b)	5,563,271
9,224,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	9,443,070
6,547,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	6,901,304
15,792,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	15,851,946
6,141,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	6,140,963
4,548,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	4,754,998
19,496,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	18,082,540
30,667,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	35,880,390
4,893,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	4,623,885
87,676,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	78,470,020

		204,332,974

	Non-Captive Diversified – 2.7%
1,634,000	Ally Financial, Inc., 6.750%, 12/01/2014	1,764,277
3,075,000	Ally Financial, Inc., 7.500%, 12/31/2013	3,247,969
5,543,000	Ally Financial, Inc., 8.000%, 12/31/2018	6,485,310
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,884,813
3,500,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	3,931,213

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
7,570,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 5/15/2013, (AUD)	$7,932,167
3,100,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	3,374,101
1,874,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	2,079,817
969,000	General Electric Capital Corp., 5.625%, 5/01/2018	1,150,720
51,370,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	44,625,753
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	12,859,195
36,850,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	32,666,176
10,247,000	General Electric Capital Corp., Series A, MTN, 0.640%, 5/13/2024(b)	8,967,806
16,696,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	18,080,432
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	23,743,728
35,005,000	International Lease Finance Corp., 5.875%, 4/01/2019	36,895,235
548,000	International Lease Finance Corp., 5.875%, 8/15/2022	580,448
26,200,000	International Lease Finance Corp., 6.250%, 5/15/2019	27,903,000
13,899,000	International Lease Finance Corp., 6.375%, 3/25/2013	14,044,939
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	70,086,040
1,473,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,509,825
1,625,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,691,008
691,000	iStar Financial, Inc., 8.625%, 6/01/2013	709,139

		327,213,111

	Oil Field Services – 0.5%
5,965,000	Nabors Industries, Inc., 6.150%, 2/15/2018	7,015,085
22,583,000	Nabors Industries, Inc., 9.250%, 1/15/2019	29,855,832
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,816,992
587,000	Transocean Ltd., 7.375%, 4/15/2018	698,428

		66,386,337

	Paper – 1.1%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	5,178,701
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	27,629,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$936,155
2,672,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,640,816
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	880,714
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,545,873
6,161,000	International Paper Co., 5.250%, 4/01/2016	6,839,930
7,611,000	International Paper Co., 8.700%, 6/15/2038	11,311,788
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047	5,965,840
5,764,000	Westvaco Corp., 8.200%, 1/15/2030	7,605,212
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	31,062,397
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	9,113,792
18,254,000	Weyerhaeuser Co., 7.375%, 3/15/2032	23,001,409

		134,711,877

	Pharmaceuticals – 0.5%
56,052,000	Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	58,880,160
489,000	Schering-Plough Corp., 5.300%, 12/01/2013	511,223

		59,391,383

	Pipelines – 3.2%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	743,311
528,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	611,017
1,571,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,844,704
9,257,000	Enterprise Products Operating LLC, 4.050%, 2/15/2022	10,232,345
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,278,567
14,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,803,674
17,765,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	20,706,227
63,075,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	75,520,517
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	331,219
27,777,750	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	29,213,860
30,760,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	33,528,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$635,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	$666,750
4,950,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	5,692,500
13,790,000	NiSource Finance Corp., 6.125%, 3/01/2022	16,526,474
24,110,000	NiSource Finance Corp., 6.400%, 3/15/2018	29,064,195
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	26,522,496
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,845,282
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	57,992,051
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,756,000
2,085,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,458,697
15,683,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	19,360,899
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,846,974
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	23,444,954

		392,991,113

	Property & Casualty Insurance – 0.8%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	3,032,701
3,083,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,654,798
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	9,876,175
30,054,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	35,053,633
1,889,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	321,130
14,575,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	14,666,531
7,609,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	8,310,245
13,521,000	Willis North America, Inc., 7.000%, 9/29/2019	15,934,039
2,212,000	XL Group PLC, 6.250%, 5/15/2027	2,626,998
1,463,000	XL Group PLC, 6.375%, 11/15/2024	1,758,498

		95,234,748

	Property Trust – 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	44,835,808

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Railroads – 0.1%
$9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	$12,215,624
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	229,890
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,462,860
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	193,865

		14,102,239

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,996,214

	Refining – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,612,273

	REITs – Apartments – 0.3%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	13,317,409
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,980,564
988,000	ERP Operating LP, 5.125%, 3/15/2016	1,101,873
1,762,000	ERP Operating LP, 5.375%, 8/01/2016	2,005,825
1,508,000	ERP Operating LP, 5.750%, 6/15/2017	1,778,915

		37,184,586

	REITs – Diversified – 0.2%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,732,624
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	23,208,403

		27,941,027

	REITs – Healthcare – 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	6,942,205

	REITs – Office Property – 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	23,477,350
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,641,368

		37,118,718

	REITs – Regional Malls – 0.2%
2,427,000	Simon Property Group LP, 5.250%, 12/01/2016	2,776,820
12,209,000	Simon Property Group LP, 5.750%, 12/01/2015	13,752,755

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs – Regional Malls – continued
$1,889,000	Simon Property Group LP, 5.875%, 3/01/2017	$2,236,566
4,066,000	Simon Property Group LP, 6.100%, 5/01/2016	4,690,355

		23,456,496

	REITs – Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,604,569
1,918,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	2,157,681

		7,762,250

	REITs – Single Tenant – 0.3%
5,862,000	Realty Income Corp., 5.750%, 1/15/2021	6,882,234
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	31,602,656

		38,484,890

	REITs – Warehouse/Industrials – 0.5%
3,873,000	ProLogis LP, 5.625%, 11/15/2015	4,273,449
11,179,000	ProLogis LP, 5.625%, 11/15/2016	12,614,406
10,889,000	ProLogis LP, 5.750%, 4/01/2016	12,135,758
9,698,000	ProLogis LP, 6.625%, 5/15/2018	11,713,487
18,869,000	ProLogis LP, 7.375%, 10/30/2019	23,394,220

		64,131,320

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	11,374,735

	Retailers – 0.4%
7,996,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	7,036,480
8,139,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	6,104,250
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	10,350
8,656,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	6,794,960
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,971,464
2,691,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	3,246,767
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,922,404

		44,086,675

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – 1.3%
44,750,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	$26,609,585
24,178,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	15,557,761
52,555,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	60,241,169
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	37,512,720
1,415,381,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	8,031,866
776,294,507	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	4,251,157
479,712,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	2,945,885

		155,150,143

	Supermarkets – 0.1%
4,130,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	3,376,275
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,049,805
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,945,761
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	3,693,200
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	4,429,688
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	521,318

		17,016,047

	Supranational – 1.3%
11,745,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	5,966,288
192,350,850,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	19,689,143
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	11,065,888
329,210,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	33,564,902
410,030,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	41,047,673
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	11,941,406
15,070,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	12,406,414
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	27,861,846

		163,543,560

	Technology – 1.9%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,496,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,205,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$3,059,000	Avnet, Inc., 5.875%, 3/15/2014	$3,196,851
6,097,000	Avnet, Inc., 6.000%, 9/01/2015	6,650,918
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,704,444
1,448,000	Corning, Inc., 6.850%, 3/01/2029	1,776,379
56,271,000	Corning, Inc., 7.000%, 5/15/2024	73,395,728
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,533,916
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	8,884,895
112,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	115,360
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	77,071,908
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,991,860
19,078,000	KLA-Tencor Corp., 6.900%, 5/01/2018	22,917,219
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,724,014
2,115,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,733,151
5,603,000	Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,718,619
561,000	Xerox Corp., 6.350%, 5/15/2018	647,002
7,110,000	Xerox Corp., 6.750%, 2/01/2017	8,269,584

		239,032,898

	Textile – 0.0%
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,584,964

	Tobacco – 0.1%
8,128,000	Reynolds American, Inc., 6.750%, 6/15/2017	9,815,519
962,000	Reynolds American, Inc., 7.250%, 6/15/2037	1,261,501

		11,077,020

	Transportation Services – 0.6%
8,436,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	10,203,030
2,824,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,419,268
51,504,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	65,401,273

		79,023,571

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – 25.1%
93,805,000		Canadian Government, 1.750%, 3/01/2013, (CAD)	$94,423,640
306,210,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	313,207,239
372,145,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	385,976,508
156,655,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	165,353,156
106,195,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	107,841,252
194,485,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	221,662,455
4,159,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	4,556,879
183,949,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	211,938,023
85,198,516		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	116,947,166
66,038,126		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	87,164,636
29,854,296		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	40,407,277
63,183,488		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	84,766,589
1,130,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,490,229
1,130,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,539,569
1,120,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,608,138
1,890,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	17,686,515
12,263,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	11,561,940
108,370,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	90,565,362
726,401,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	145,591,137
118,387,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	23,020,427
994,369,000		Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	181,950,875
13,956,446		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	14,990,224
4,599,829		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	5,388,498
6,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	5,007,179
181,645,000		U.S. Treasury Note, 0.125%, 12/31/2014	181,190,887
181,650,000		U.S. Treasury Note, 0.250%, 10/31/2014	181,692,506
205,055,000		U.S. Treasury Note, 0.250%, 12/15/2015	204,446,192

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$181,650,000	U.S. Treasury Note, 0.375%, 11/15/2015	$181,820,388

		3,083,794,886

	Wireless – 0.8%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	44,461,393
31,416,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	43,218,991
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,627,920
2,594,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,827,460
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	748,170
91,000	Sprint Nextel Corp., 6.000%, 12/01/2016	98,962
1,619,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,796,062

		99,778,958

	Wirelines – 4.5%
8,017,000	AT&T, Inc., 4.300%, 12/15/2042, 144A	8,051,898
1,970,000	AT&T, Inc., 4.350%, 6/15/2045, 144A	1,978,857
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	542,710
2,936,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	3,103,261
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	68,554,138
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	5,156,027
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,810,910
121,506,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	148,180,091
24,103,000	Embarq Corp., 7.995%, 6/01/2036	26,622,270
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	862,125
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	223,500
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	2,666,667
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	10,083,286
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	24,969,649
200,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	278,853
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	401,545

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	$1,925,895
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,807,948
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,789,695
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,633,361
333,000	Qwest Corp., 6.500%, 6/01/2017	388,812
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,552,400
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,693,674
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,517,711
9,474,000	Qwest Corp., 7.250%, 10/15/2035	10,016,860
43,116,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	42,145,890
23,240,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,414,300
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	551,906
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,039,594
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	15,525,000
1,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	2,776,256
2,700,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	4,284,338
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	3,236,377
8,800,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	14,934,839
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	15,679,322
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	62,527,593
3,598,000	Verizon Communications, Inc., 6.100%, 4/15/2018	4,424,054
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,509,860
5,260,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	6,166,487

		558,027,959

	Total Non-Convertible Bonds (Identified Cost $9,563,322,022)	10,945,442,318

Convertible Bonds – 3.4%
	Automotive – 0.5%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	55,200,795

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – 0.3%
$32,380,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$29,142,000
14,080,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	13,464,000

		42,606,000

	Life Insurance – 0.6%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	75,877,172

	Media Non-Cable – 0.0%
393,745	Liberty Media LLC, 3.500%, 1/15/2031	187,275

	REITs – Warehouse/Industrials – 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	31,001,167

	Technology – 1.7%
35,120,000	Intel Corp., 2.950%, 12/15/2035	36,415,050
137,016,000	Intel Corp., 3.250%, 8/01/2039	160,565,625
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	11,378,259
765,000	Micron Technology, Inc., 1.875%, 6/01/2014	758,306
30,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	27,413
85,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	81,919

		209,226,572

	Wirelines – 0.0%
2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,480,111

	Total Convertible Bonds (Identified Cost $362,553,738)	417,579,092

Municipals – 0.5%
	District of Columbia – 0.1%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	17,837,668

	Illinois – 0.2%
530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	560,300
24,640,000	State of Illinois, 5.100%, 6/01/2033	24,372,902

		24,933,202

	Michigan – 0.0%
2,465,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	2,063,797

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Ohio – 0.1%
$6,430,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	$5,751,185

	Virginia – 0.1%
14,240,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	10,132,757

	Total Municipals (Identified Cost $56,577,381)	60,718,609

	Total Bonds and Notes (Identified Cost $9,982,453,141)	11,423,740,019

Senior Loans – 0.9%
	Non-Captive Diversified – 0.8%
28,784,992	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 4.750%, 7/16/2018(b)	28,976,988
14,322,574	AWAS Finance Luxembourg S.A.R.L., Term Loan B, 5.250%, 6/10/2016(b)	14,447,897
55,685,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(b)	56,102,637

		99,527,522

	Healthcare – 0.1%
12,149,550	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(b)	12,284,045

	Total Senior Loans (Identified Cost $110,356,318)	111,811,567

Shares
Common Stocks – 1.8%
	Electronic Equipment, Instruments & Components – 1.8%
17,550,000	Corning, Inc. (Identified Cost $226,654,590)	221,481,000

Principal Amount (‡)
Short-Term Investments – 3.2%
$774,079	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2012 at 0.010% to be repurchased at $774,079 on 1/02/2013 collateralized by $815,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $816,250 including accrued interest(e)	774,079
389,196,489

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $389,196,705 on 1/02/2013 collateralized by $32,250,000 Federal Home Loan Bank, 5.375% due 5/18/2016 valued at $37,692,188; $100,000,000 Federal National Mortgage Association, 5.000% due 3/15/2016 valued at $115,806,200; $92,620,000 Federal National Mortgage Association, 0.625% due 2/22/2016 valued at $92,827,430; $80,840,000 Federal National Mortgage Association, 0.700% due 2/22/2016 valued at $81,042,774; $3,875,000 Federal National Mortgage Association, 1.150% due 2/22/2017 valued at $3,897,053; $7,145,000 Federal Home Loan Mortgage Corp., 1.000% due 3/08/2017 valued at $7,265,489; $50,000,000 U.S. Treasury Note, 2.750% due 11/30/2016 valued at $54,437,500; $2,045,000 U.S. Treasury Note, 3.250% due 3/31/2017 valued at $2,290,742; $1,720,000 U.S. Treasury Note, 0.625% due 5/31/2017 valued at $1,722,150 including accrued interest(e)

		389,196,489

	Total Short-Term Investments (Identified Cost $389,970,568)	389,970,568

Total Investments – 98.7% (Identified Cost $10,709,434,617)(a)	12,147,003,154
Other assets less liabilities – 1.3%	155,080,703

Net Assets – 100.0%	$12,302,083,857

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $10,764,452,956 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,424,595,992
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(42,045,794)

Net unrealized appreciation	$1,382,550,198

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	Illiquid security. At December 31, 2012, the value of these securities amounted to $88,399,409 or 0.7% of net assets.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
UYU	Uruguayan Peso

FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$64,636,823	$5,620,959	$70,257,782
Health Insurance	—	2,072,115	1,649,726	3,721,841
Non-Captive Consumer	1,488,629	202,844,345	—	204,332,974
All Other Non-Convertible Bonds*	—	10,667,129,721	—	10,667,129,721

Total Non-Convertible Bonds	1,488,629	10,936,683,004	7,270,685	10,945,442,318

Convertible Bonds*	—	417,579,092	—	417,579,092
Municipals*	—	60,718,609	—	60,718,609

Total Bonds and Notes	1,488,629	11,414,980,705	7,270,685	11,423,740,019

Senior Loans*	—	111,811,567	—	111,811,567
Common Stocks*	221,481,000	—	—	221,481,000
Short-Term Investments	—	389,970,568	—	389,970,568

Total	$222,969,629	$11,916,762,840	$7,270,685	$12,147,003,154

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$5,642,124	$—	$—	$(21,165)	$—	$—	$—	$—	$5,620,959	$(21,165)
Banking	38,219,714	—	—	—	—	—	—	(38,219,714)	—	—
Electric	1,889,250	—	—	—	—	—	—	(1,889,250)	—	—
Health Insurance	—	758	—	158,944	—	—	1,490,024	—	1,649,726	158,944

Total	$45,751,088	$758	$—	$137,779	$—	$—	$1,490,024	$(40,108,964)	$7,270,685	$137,779

A debt security valued at $1,490,024 was transferred from Level 2 to Level 3 during the period ended December 31, 2012. At September 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at December 31, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security.

A debt security valued at $38,219,714 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 3; at December 31, 2012, this security was valued using the same method and was appropriately classified as Level 2.

Debt securities valued at $1,889,250 were transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	25.1%
Banking	12.7
Wirelines	4.5
Technology	3.6
Non-Captive Diversified	3.5
Pipelines	3.2
Commercial Mortgage-Backed Securities	2.9
Airlines	2.5
Local Authorities	2.2
Electric	2.0
Other Investments, less than 2% each	33.3
Short-Term Investments	3.2

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at December 31, 2012 (Unaudited)

United States Dollar	68.4%
Canadian Dollar	13.5
Euro	3.8
New Zealand Dollar	3.8
Australian Dollar	3.1
Norwegian Krone	2.8
Other, less than 2% each	3.3
Total Investments	98.7
Other assets less liabilities	1.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 94.7% of Net Assets
	ABS Car Loan – 2.5%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,244,196
910,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	910,254
2,500,000	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 5/15/2018, 144A	2,504,720
1,149,338	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	1,154,387
7,000,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A2, 1.210%, 8/15/2015, 144A	6,999,895
3,000,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	2,999,109
1,509,616	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	1,515,509

		18,328,070

	ABS Credit Card – 0.9%
985,000	American Express Credit Account Master, Series 2004-2, Class A, 0.379%, 12/15/2016(b)	986,536
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,233,389
2,100,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	2,263,859

		6,483,784

	ABS Home Equity – 0.1%
432,511	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	433,470
303,404	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 6.200%, 1/25/2028(b)	290,437

		723,907

	ABS Other – 0.6%
1,380,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	1,402,563
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	3,010,686

		4,413,249

	ABS Student Loan – 0.4%
3,064,838	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.811%, 9/20/2022(b)	3,069,741
	Collateralized Mortgage Obligations – 27.7%
255,339	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 0.990%, 5/15/2023(b)	260,767
168,050	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.140%, 8/15/2023(b)	172,006
1,167,627	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.609%, 11/15/2032(b)	1,171,436
3,825,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	4,194,736

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$6,280,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	$6,757,688
3,631,000	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	4,195,134
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,961,937
8,610,000	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	9,178,639
5,223,191	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 5.016%, 6/15/2048(b)	5,494,118
6,362,482	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.941%, 12/15/2036(b)	6,769,828
697,305	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	724,127
190,837	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.050%, 9/25/2022(b)	196,178
161,101	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.310%, 4/25/2024(b)	165,513
4,155,000	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	4,374,999
7,746,817	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.645%, 8/25/2038(b)	7,935,266
136,136	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.040%, 4/25/2023(b)	139,678
1,562,758	FHLMC, 2.948%, 12/01/2034(b)	1,672,215
2,263,778	FHLMC, 3.354%, 3/01/2038(b)	2,409,955
2,667,570	FHLMC, 5.282%, 11/01/2038(b)	2,885,367
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,933,132
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,889,864
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,795,399
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	740,559
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,732,813
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,242,513
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,904,797
19,733,559	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.562%, 4/25/2019(b)	19,817,742
1,910,745	FNMA, 2.270%, 9/01/2036(b)	2,041,244
5,942,617	FNMA, 2.306%, 11/01/2033(b)	6,299,967
1,383,667	FNMA, 2.644%, 10/01/2033(b)	1,469,493
7,391,761	FNMA, 2.659%, 9/01/2037(b)	7,899,235
6,460,659	FNMA, 2.880%, 7/01/2037(b)	6,877,285

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$4,577,873	FNMA, 4.739%, 8/01/2038(b)	$4,895,729
6,444,245	Government National Mortgage Association, Series 2012-124, Class HT, 7.225%, 7/20/2032(b)	7,601,058
8,400,749	Government National Mortgage Association, Series 2012-H29, Class HF, 0.710%, 10/20/2062(b)	8,446,474
945,230	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.558%, 12/07/2020(b)	948,066
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,708,744
1,692,145	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.658%, 10/07/2020(b)	1,698,491
6,149,362	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.768%, 12/08/2020(b)	6,180,109
133,551	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.768%, 12/08/2020(b)	134,219

		200,916,520

	Commercial Mortgage-Backed Securities – 12.9%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.625%, 4/10/2049(b)	2,081,851
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	438,579
1,445,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,635,642
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.060%, 12/10/2049(b)	1,773,945
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,671,326
1,135,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,197,737
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,984,142
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	6,106,908
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.052%, 2/15/2041(b)	3,499,152
1,140,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	1,321,581
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	9,168,737
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,758,605
295,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	336,625
2,785,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,205,407
5,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,783,030
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	2,295,338

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$4,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	$4,768,912
1,173,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,342,477
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	6,189,176
2,670,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.949%, 8/12/2049(b)	3,090,416
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,863,555
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.575%, 4/12/2049(b)	3,935,847
3,000,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	3,389,400
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.882%, 6/11/2049(b)	1,763,449
2,690,000	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,679,808
4,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	5,058,561
3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,325,184

		93,665,390

	Government Owned – No Guarantee – 2.5%
17,970,000	Federal National Mortgage Association, 3.625%, 2/12/2013	18,039,526

	Hybrid ARMs – 19.1%
3,065,677	FHLMC, 2.294%, 4/01/2036(b)	3,261,227
5,019,983	FHLMC, 2.345%, 7/01/2033(b)	5,341,105
3,550,232	FHLMC, 2.370%, 3/01/2036(b)	3,762,057
2,455,988	FHLMC, 2.372%, 4/01/2035(b)	2,629,337
1,153,171	FHLMC, 2.376%, 2/01/2035(b)	1,208,636
7,425,907	FHLMC, 2.387%, 2/01/2036(b)	7,890,456
3,188,416	FHLMC, 2.416%, 2/01/2036(b)	3,397,021
2,431,136	FHLMC, 2.433%, 6/01/2037(b)	2,588,901
7,548,959	FHLMC, 2.483%, 5/01/2037(b)	8,032,527
4,025,650	FHLMC, 2.706%, 11/01/2036(b)	4,292,590
1,358,690	FHLMC, 2.748%, 4/01/2037(b)	1,453,455
5,142,120	FHLMC, 2.902%, 9/01/2035(b)	5,490,550
3,889,923	FHLMC, 2.992%, 4/01/2037(b)	4,131,431
2,191,830	FHLMC, 3.481%, 11/01/2038(b)	2,344,004

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$4,514,651	FHLMC, 5.038%, 9/01/2038(b)	$4,842,839
623,942	FHLMC, 5.264%, 12/01/2037(b)	672,207
888,624	FHLMC, 5.620%, 9/01/2038(b)	958,767
1,536,949	FHLMC, 5.736%, 3/01/2037(b)	1,654,518
3,975,322	FNMA, 2.267%, 7/01/2035(b)	4,222,825
1,429,354	FNMA, 2.270%, 9/01/2034(b)	1,524,068
343,770	FNMA, 2.270%, 2/01/2037(b)	360,208
874,374	FNMA, 2.310%, 12/01/2034(b)	929,087
2,392,789	FNMA, 2.310%, 1/01/2036(b)	2,553,634
809,806	FNMA, 2.316%, 4/01/2033(b)	862,980
2,997,880	FNMA, 2.335%, 4/01/2034(b)	3,141,612
3,450,897	FNMA, 2.346%, 6/01/2036(b)	3,699,956
4,614,755	FNMA, 2.347%, 8/01/2035(b)	4,920,826
11,662,179	FNMA, 2.355%, 10/01/2034(b)	12,416,083
2,847,930	FNMA, 2.412%, 6/01/2033(b)	2,998,655
4,227,193	FNMA, 2.490%, 10/01/2033(b)	4,510,439
809,968	FNMA, 2.551%, 8/01/2033(b)	863,628
804,540	FNMA, 2.644%, 8/01/2036(b)	863,820
2,192,027	FNMA, 2.672%, 5/01/2035(b)	2,369,163
1,807,535	FNMA, 2.795%, 8/01/2034(b)	1,938,274
3,369,280	FNMA, 2.823%, 4/01/2037(b)	3,594,480
2,219,548	FNMA, 2.916%, 2/01/2047(b)	2,354,230
5,687,675	FNMA, 3.403%, 6/01/2037(b)	6,055,315
4,579,359	FNMA, 3.473%, 6/01/2035(b)	4,864,727
9,221,884	FNMA, 5.789%, 9/01/2037(b)	9,948,849

		138,944,487

	Mortgage Related – 23.3%
11,349,213	FHLMC, 2.389%, 3/01/2037(b)	12,083,509
20,175,480	FHLMC, 3.000%, with various maturities in 2027(c)	21,292,278

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,124,666	FHLMC, 4.000%, 12/01/2024	$1,189,358
3,216,632	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	3,425,182
982,553	FHLMC, 5.500%, 10/01/2023	1,060,410
71,366	FHLMC, 6.000%, 11/01/2019	79,083
2,528,529	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	2,867,370
60,777	FHLMC, 7.000%, 2/01/2016	64,373
2,379	FHLMC, 7.500%, with various maturities from 2014 to 2026(c)	2,616
4,104	FHLMC, 8.000%, 9/01/2015	4,382
2,853	FHLMC, 10.000%, 7/01/2019	3,361
58,537	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	69,321
8,189,889	FNMA, 2.601%, 4/01/2037(b)	8,677,010
6,927,307	FNMA, 2.650%, 7/01/2035(b)	7,353,829
17,162,416	FNMA, 3.000%, with various maturities from 2026 to 2042(c)	18,130,452
1,900,127	FNMA, 4.000%, with various maturities in 2019(c)	2,041,785
4,465,181	FNMA, 4.500%, 1/01/2025	4,805,047
7,184,046	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	7,827,005
1,763,212	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	1,924,598
6,095,012	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	6,700,209
1,038,989	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	1,185,174
33,096	FNMA, 7.000%, 12/01/2022	36,565
200,226	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	241,612
17,780	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	19,000
6,024,745	GNMA, 1.967%, 2/20/2061(b)	6,428,945
4,888,918	GNMA, 4.479%, 2/20/2062	5,529,351
5,011,466	GNMA, 4.521%, 12/20/2061	5,721,641
2,580,635	GNMA, 4.528%, 3/20/2062	2,956,589
7,000,000	GNMA, 4.532%, 12/20/2062	8,043,437
2,549,952	GNMA, 4.560%, 3/20/2062	2,918,933

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$12,545,000	GNMA, 4.583%, 11/20/2062	$14,473,794
4,516,681	GNMA, 4.604%, 6/20/2062	5,207,480
1,544,651	GNMA, 4.616%, 8/20/2061	1,761,006
8,919,290	GNMA, 4.659%, 2/20/2062	10,245,436
2,080,256	GNMA, 4.698%, 7/20/2061	2,369,969
1,742,974	GNMA, 4.808%, 8/20/2062	1,996,322
40,842	GNMA, 6.000%, 12/15/2031	46,145
166,275	GNMA, 6.500%, 5/15/2031	189,551
183,176	GNMA, 7.000%, 10/15/2028	219,149
278	GNMA, 12.500%, 6/15/2014	279

		169,191,556

	Treasuries – 4.7%
31,440,000	U.S. Treasury Note, 1.750%, 4/15/2013	31,587,391
2,245,000	U.S. Treasury Note, 1.875%, 4/30/2014	2,294,197

		33,881,588

	Total Bonds and Notes (Identified Cost $670,539,270)	687,657,818

Short-Term Investments – 6.0%
10,482,930	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $10,482,936 on 1/02/2013 collateralized by $10,670,000 Federal National Mortgage Association, 0.700% due 2/22/2016 valued at $10,696,764 including accrued interest(d)	10,482,930
5,000,000	U.S. Treasury Bill, 0.075%, 2/28/2013(e)	4,999,780
27,970,000	U.S. Treasury Bills, 0.031%-0.055%, 3/14/2013(e)(f)	27,968,070

	Total Short-Term Investments (Identified Cost $43,449,988)	43,450,780

	Total Investments – 100.7% (Identified Cost $713,989,258)(a)	731,108,598
	Other assets less liabilities – (0.7)%	(5,195,505)

	Net Assets – 100.0%	$725,913,093

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2012, the net unrealized appreciation on investments based on a cost of $715,350,798 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,947,504
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,189,704)

Net unrealized appreciation	$15,757,800

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $19,492,369 or 2.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Mortgage Related	$—	$146,674,325	$22,517,231	$169,191,556
All Other Bonds and Notes *	—	518,466,262	—	518,466,262

Total Bonds and Notes	—	665,140,587	22,517,231	687,657,818

Short-Term Investments	—	43,450,780	—	43,450,780

Total	$—	$708,591,367	$22,517,231	$731,108,598

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
ABS Car Loan	$910,501	$—	$—	$—	$—	$—	$—	$(910,501)	$—	$—
Mortgage Related	1,982,780	—	—	31,005	22,486,226	—	—	(1,982,780)	22,517,231	31,005

Total	$2,893,281	$—	$—	$31,005	$22,486,226	$—	$—	$(2,893,281)	$22,517,231	$31,005

Debt securities valued at $2,893,281 were transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Collateralized Mortgage Obligations	27.7%
Mortgage Related	23.3
Hybrid ARMs	19.1
Commercial Mortgage-Backed Securities	12.9
Treasuries	4.7
ABS Car Loan	2.5
Government Owned – No Guarantee	2.5
Other Investments, less than 2% each	2.0
Short-Term Investments	6.0

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.4% of Net Assets
	Aerospace & Defense – 2.0%
14,182	TransDigm Group, Inc.	$1,933,857

	Biotechnology – 6.8%
10,588	Alexion Pharmaceuticals, Inc.(b)	993,260
44,320	ARIAD Pharmaceuticals, Inc.(b)	850,058
26,263	Medivation, Inc.(b)	1,343,615
12,761	Onyx Pharmaceuticals, Inc.(b)	963,838
10,081	Regeneron Pharmaceuticals, Inc.(b)	1,724,557
14,317	Synageva BioPharma Corp.(b)	662,734

		6,538,062

	Building Products – 1.7%
56,945	Fortune Brands Home & Security, Inc.(b)	1,663,933

	Capital Markets – 4.3%
16,889	Affiliated Managers Group, Inc.(b)	2,198,103
29,767	T. Rowe Price Group, Inc.	1,938,725

		4,136,828

	Chemicals – 5.4%
38,260	Eastman Chemical Co.	2,603,593
31,856	Westlake Chemical Corp.	2,526,181

		5,129,774

	Commercial Banks – 1.0%
28,237	First Republic Bank	925,609

	Commercial Services & Supplies – 2.1%
21,411	Stericycle, Inc.(b)	1,997,004

	Construction Materials – 1.5%
25,256	Eagle Materials, Inc.	1,477,476

	Energy Equipment & Services – 3.7%
38,879	Oceaneering International, Inc.	2,091,301
77,539	Patterson-UTI Energy, Inc.	1,444,552

		3,535,853

	Food & Staples Retailing – 2.3%
23,814	Whole Foods Market, Inc.	2,174,933

	Food Products – 2.0%
29,532	McCormick & Co., Inc.	1,876,168

	Health Care Providers & Services – 3.6%
42,885	Catamaran Corp.(b)	2,020,312
13,292	DaVita HealthCare Partners, Inc.(b)	1,469,165

		3,489,477

	Hotels, Restaurants & Leisure – 1.8%
99,841	Melco Crown Entertainment Ltd., Sponsored ADR(b)	1,681,322

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 5.2%
66,786	Lennar Corp., Class A	$2,582,615
132,470	PulteGroup, Inc.(b)	2,405,655

		4,988,270

	Internet Software & Services – 7.5%
34,130	Cornerstone OnDemand, Inc.(b)	1,007,859
11,490	Equinix, Inc.(b)	2,369,238
15,957	LinkedIn Corp., Class A(b)	1,832,183
26,802	Rackspace Hosting, Inc.(b)	1,990,584

		7,199,864

	Machinery – 3.8%
13,500	Flowserve Corp.	1,981,800
26,191	Joy Global, Inc.	1,670,462

		3,652,262

	Media – 3.9%
34,597	Liberty Global, Inc., Class A(b)	2,179,265
95,215	Lions Gate Entertainment Corp.(b)	1,561,526

		3,740,791

	Metals & Mining – 1.0%
68,607	Steel Dynamics, Inc.	941,974

	Oil, Gas & Consumable Fuels – 4.1%
49,221	Cabot Oil & Gas Corp.	2,448,253
37,615	Gulfport Energy Corp.(b)	1,437,645

		3,885,898

	Road & Rail – 2.5%
29,209	Kansas City Southern	2,438,367

	Semiconductors & Semiconductor Equipment – 4.1%
50,920	Linear Technology Corp.	1,746,556
84,243	NXP Semiconductors NV(b)	2,221,488

		3,968,044

	Software – 5.5%
23,338	NetSuite, Inc.(b)	1,570,648
28,113	SolarWinds, Inc.(b)	1,474,527
25,623	Sourcefire, Inc.(b)	1,209,918
10,647	Ultimate Software Group, Inc. (The)(b)	1,005,183

		5,260,276

	Specialty Retail – 7.5%
28,252	PetSmart, Inc.	1,930,741
17,086	Tractor Supply Co.	1,509,719
23,808	Ulta Salon, Cosmetics & Fragrance, Inc.	2,339,374
36,319	Urban Outfitters, Inc.(b)	1,429,516

		7,209,350

	Textiles, Apparel & Luxury Goods – 6.1%
27,885	Gildan Activewear, Inc.	1,020,033
37,454	Michael Kors Holdings Ltd.(b)	1,911,278
29,199	Under Armour, Inc., Class A(b)	1,417,028

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
9,590	VF Corp.	$1,447,802

		5,796,141

	Trading Companies & Distributors – 2.5%
52,554	United Rentals, Inc.(b)	2,392,258

	Wireless Telecommunication Services – 5.5%
30,864	Crown Castle International Corp.(b)	2,227,146
42,697	SBA Communications Corp., Class A(b)	3,032,341

		5,259,487

	Total Common Stocks (Identified Cost $81,269,771)	93,293,278

Principal Amount
Short-Term Investments – 2.9%
$2,826,507	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $2,826,509 on 1/02/2013 collateralized by $2,880,000 U.S. Treasury Note, 0.625% due 5/31/2017 valued at $2,883,600, including accrued interest(c) (Identified Cost $2,826,507)	2,826,507

	Total Investments – 100.3% (Identified Cost $84,096,278)(a)	96,119,785
	Other assets less liabilities – (0.3)%	(287,124)

	Net Assets – 100.0%	$95,832,661

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $84,096,278 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,326,699
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(303,192)

Net unrealized appreciation	$12,023,507

At September 30, 2012, the Fund had a short-term capital loss carryforward of $39,194,160 of which $20,624,367 expires on September 30, 2017 and $18,569,793 expires on September 30, 2018. At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $3,686,631. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$93,293,278	$—	$—	$93,293,278
Short-Term Investments	—	2,826,507	—	2,826,507

Total	$93,293,278	$2,826,507	$—	$96,119,785

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at December 31, 2012 (Unaudited)

Specialty Retail	7.5%
Internet Software & Services	7.5
Biotechnology	6.8
Textiles, Apparel & Luxury Goods	6.1
Software	5.5
Wireless Telecommunication Services	5.5
Chemicals	5.4
Household Durables	5.2
Capital Markets	4.3
Semiconductors & Semiconductor Equipment	4.1
Oil, Gas & Consumable Fuels	4.1
Media	3.9

Machinery	3.8
Energy Equipment & Services	3.7
Health Care Providers & Services	3.6
Road & Rail	2.5
Trading Companies & Distributors	2.5
Food & Staples Retailing	2.3
Commercial Services & Supplies	2.1
Aerospace & Defense	2.0
Food Products	2.0
Other Investments, less than 2% each	7.0
Short-Term Investments	2.9

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.1% of Net Assets
	Aerospace & Defense – 2.6%
392,533	Hexcel Corp.(b)	$10,582,690
164,333	Triumph Group, Inc.	10,730,945

		21,313,635

	Airlines – 0.6%
260,131	Spirit Airlines, Inc.(b)	4,609,521

	Biotechnology – 6.1%
254,061	Aegerion Pharmaceuticals, Inc.(b)	6,450,609
555,404	Alkermes PLC(b)	10,286,082
206,563	Cubist Pharmaceuticals, Inc.(b)	8,688,040
192,233	Emergent Biosolutions, Inc.(b)	3,083,417
640,724	Exact Sciences Corp.(b)	6,785,267
262,308	Myriad Genetics, Inc.(b)	7,147,893
665,864	Neurocrine Biosciences, Inc.(b)	4,980,663
83,170	Synageva BioPharma Corp.(b)	3,849,939

		51,271,910

	Capital Markets – 2.5%
448,028	Financial Engines, Inc.(b)	12,432,777
262,727	Stifel Financial Corp.(b)	8,399,382

		20,832,159

	Chemicals – 1.1%
770,890	Flotek Industries, Inc.(b)	9,404,858

	Commercial Banks – 4.0%
198,763	Bank of the Ozarks, Inc.	6,652,598
830,618	Boston Private Financial Holdings, Inc.	7,483,868
113,984	Signature Bank(b)	8,131,618
72,889	SVB Financial Group(b)	4,079,597
163,390	Texas Capital Bancshares, Inc.(b)	7,323,140

		33,670,821

	Communications Equipment – 2.1%
596,830	Ciena Corp.(b)	9,370,231
504,825	Ixia(b)	8,571,928

		17,942,159

	Construction & Engineering – 1.0%
348,588	MasTec, Inc.(b)	8,690,299

	Consumer Finance – 0.8%
208,909	Encore Capital Group, Inc.(b)	6,396,794

	Distributors – 0.8%
159,428	Pool Corp.	6,746,993

	Diversified Consumer Services – 1.2%
422,629	Grand Canyon Education, Inc.(b)	9,919,103

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Financial Services – 0.9%
204,101	MarketAxess Holdings, Inc.	$7,204,765

	Electrical Equipment – 1.6%
102,076	Polypore International, Inc.(b)	4,746,534
366,348	Thermon Group Holdings, Inc.(b)	8,253,820

		13,000,354

	Electronic Equipment, Instruments & Components – 3.1%
143,904	FEI Co.	7,980,916
155,576	IPG Photonics Corp.	10,369,140
208,199	Measurement Specialties, Inc.(b)	7,153,718

		25,503,774

	Energy Equipment & Services – 3.7%
118,138	Dril-Quip, Inc.(b)	8,629,981
338,041	Forum Energy Technologies, Inc.(b)	8,366,515
129,565	Lufkin Industries, Inc.	7,531,613
121,258	Oceaneering International, Inc.	6,522,468

		31,050,577

	Food & Staples Retailing – 1.6%
130,250	Fresh Market, Inc. (The)(b)	6,263,722
209,728	Susser Holdings Corp.(b)	7,233,519

		13,497,241

	Health Care Equipment & Supplies – 6.3%
240,330	Abaxis, Inc.	8,916,243
425,474	Conceptus, Inc.(b)	8,939,209
184,701	Cyberonics, Inc.(b)	9,702,343
447,387	Endologix, Inc.(b)	6,370,791
108,302	ICU Medical, Inc.(b)	6,598,841
384,434	Insulet Corp.(b)	8,157,689
173,052	Volcano Corp.(b)	4,085,758

		52,770,874

	Health Care Providers & Services – 3.0%
178,917	Acadia Healthcare Co., Inc.(b)	4,174,134
406,323	Hanger Orthopedic Group, Inc.(b)	11,116,997
338,200	Team Health Holdings, Inc.(b)	9,730,014

		25,021,145

	Health Care Technology – 1.5%
479,100	MedAssets, Inc.(b)	8,034,507
106,103	Medidata Solutions, Inc.(b)	4,158,177

		12,192,684

	Hotels, Restaurants & Leisure – 4.8%
176,466	Life Time Fitness, Inc.(b)	8,683,892
38,198	Panera Bread Co., Class A(b)	6,066,988
602,144	SHFL entertainment, Inc.(b)	8,731,088
433,004	Texas Roadhouse, Inc.	7,274,467
177,076	Vail Resorts, Inc.	9,578,041

		40,334,476

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – 1.0%
293,393	Amtrust Financial Services, Inc.	$8,417,445

	Internet & Catalog Retail – 0.7%
251,731	HomeAway, Inc.(b)	5,538,082

	Internet Software & Services – 3.9%
258,929	Cornerstone OnDemand, Inc.(b)	7,646,174
155,197	CoStar Group, Inc.(b)	13,869,956
382,074	DealerTrack Holdings, Inc.(b)	10,973,165

		32,489,295

	IT Services – 2.3%
285,188	Heartland Payment Systems, Inc.	8,413,046
457,660	InterXion Holding NV(b)	10,874,002

		19,287,048

	Life Sciences Tools & Services – 1.1%
307,654	PAREXEL International Corp.(b)	9,103,482

	Machinery – 5.0%
164,865	Chart Industries, Inc.(b)	10,991,550
258,883	Manitowoc Co., Inc. (The)	4,059,285
75,508	Middleby Corp. (The)(b)	9,680,881
183,439	Proto Labs, Inc.(b)	7,231,165
188,690	RBC Bearings, Inc.(b)	9,447,708

		41,410,589

	Oil, Gas & Consumable Fuels – 3.9%
279,433	Approach Resources, Inc.(b)	6,988,619
208,610	Gulfport Energy Corp.(b)	7,973,074
291,647	Oasis Petroleum, Inc.(b)	9,274,375
183,390	Rosetta Resources, Inc.(b)	8,318,571

		32,554,639

	Pharmaceuticals – 0.7%
357,542	Pacira Pharmaceuticals, Inc.(b)	6,246,259

	Professional Services – 5.1%
216,560	Advisory Board Co. (The)(b)	10,132,842
270,002	Corporate Executive Board Co. (The)	12,814,295
235,282	Huron Consulting Group, Inc.(b)	7,926,651
253,183	On Assignment, Inc.(b)	5,134,551
349,270	WageWorks, Inc.(b)	6,217,006

		42,225,345

	Road & Rail – 1.3%
137,481	Genesee & Wyoming, Inc., Class A(b)	10,459,554

	Semiconductors & Semiconductor Equipment – 5.6%
250,331	Cavium, Inc.(b)	7,812,831
186,504	EZchip Semiconductor Ltd.(b)	6,167,687
160,411	Hittite Microwave Corp.(b)	9,961,523
182,446	Silicon Laboratories, Inc.(b)	7,628,067
234,170	Ultratech, Inc.(b)	8,734,541

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
384,279	Volterra Semiconductor Corp.(b)	$6,598,071

		46,902,720

	Software – 8.7%
350,336	Allot Communications Ltd.(b)	6,242,988
239,403	Aspen Technology, Inc.(b)	6,617,099
127,221	CommVault Systems, Inc.(b)	8,868,576
262,844	Ellie Mae, Inc.(b)	7,293,921
300,550	Guidewire Software, Inc.(b)	8,932,346
210,931	Imperva, Inc.(b)	6,650,654
331,590	QLIK Technologies, Inc.(b)	7,202,135
186,286	Sourcefire, Inc.(b)	8,796,425
126,274	Ultimate Software Group, Inc. (The)(b)	11,921,528

		72,525,672

	Specialty Retail – 6.6%
306,126	Asbury Automotive Group, Inc.(b)	9,805,216
174,145	Cabela’s, Inc.(b)	7,270,554
428,807	Chico’s FAS, Inc.	7,915,777
138,690	Hibbett Sports, Inc.(b)	7,308,963
118,589	Lumber Liquidators Holdings, Inc.(b)	6,265,057
256,100	rue21, Inc.(b)	7,270,679
166,054	Vitamin Shoppe, Inc.(b)	9,524,857

		55,361,103

	Textiles, Apparel & Luxury Goods – 1.9%
200,712	Oxford Industries, Inc.	9,305,008
296,430	Tumi Holdings, Inc.(b)	6,180,566

		15,485,574

	Total Common Stocks (Identified Cost $722,503,589)	809,380,949

Principal Amount
Short-Term Investments – 2.8%
$23,005,539	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $23,095,552 on 1/02/2013 collateralized by $23,080,000 Federal Home Loan Mortgage Corp., 1.000% due 3/08/2017 valued at $23,469,209 including accrued interest(c) (Identified Cost $23,005,539)	23,005,539

Total Investments – 99.9% (Identified Cost $745,509,128)(a)	832,386,488
Other assets less liabilities – 0.1%	1,059,096

Net Assets – 100.0%	$833,445,584

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $745,509,128 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$97,622,637
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,745,277)

Net unrealized appreciation	$86,877,360

At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $16,260,177. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$809,380,949	$—	$—	$809,380,949

Short-Term Investments	—	23,005,539	—	23,005,539

Total	$809,380,949	$23,005,539	$—	$832,386,488

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at December 31, 2012 (Unaudited)

Software	8.7%
Specialty Retail	6.6
Health Care Equipment & Supplies	6.3
Biotechnology	6.1
Semiconductors & Semiconductor Equipment	5.6
Professional Services	5.1
Machinery	5.0
Hotels, Restaurants & Leisure	4.8
Commercial Banks	4.0
Oil, Gas & Consumable Fuels	3.9
Internet Software & Services	3.9
Energy Equipment & Services	3.7
Electronic Equipment, Instruments & Components	3.1
Health Care Providers & Services	3.0
Aerospace & Defense	2.6
Capital Markets	2.5
IT Services	2.3
Communications Equipment	2.1
Other Investments, less than 2% each	17.8
Short-Term Investments	2.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 74.2% of Net Assets
Non-Convertible Bonds – 65.8%
	ABS Car Loan – 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,468,357

	ABS Home Equity – 0.0%
4,488,733	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.698%, 4/25/2035(b)	4,535,075

	Aerospace & Defense – 0.4%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	652,100
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	12,006,500
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,606,875
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	8,259,885
5,436,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	4,689,496
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	19,279,340
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,619,700

		52,113,896

	Airlines – 2.6%
35,455,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	37,247,889
3,280,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,427,600
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018, 144A	21,172,612
27,379	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	27,242
1,116,353	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	1,149,844
1,777,301	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	1,803,960
1,992,872	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,094,908
3,297,567	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	3,433,427
2,231,607	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	2,320,871
1,263,891	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,431,357
1,454,412	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,643,486

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$2,473,631	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	$2,634,417
1,844,668	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,990,046
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,130,108
10,659,062	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,870,997
18,547,049	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	19,978,881
17,148,751	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	19,849,680
15,274,403	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	17,641,936
3,980,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	4,218,800
1,285,967	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,435,397
6,417,317	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	7,018,620
20,642,922	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	21,390,196
1,864,802	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,976,691
1,500,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	1,531,114
8,740,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	9,261,804
17,663,390	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	18,988,144
7,200,022	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	8,288,666
15,676,983	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	16,382,448
36,898,577	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	39,112,491
49,191,763	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	52,204,758
18,190,209	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	18,917,817
14,095,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	15,363,550
7,280,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	7,771,400
5,680,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	5,857,500

		380,568,657

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 0.9%
$265,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	$278,913
3,800,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	4,180,000
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	21,260,134
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,363,034
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	86,417,019
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,731,575
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,597,188
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	6,435,000
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,014,327

		129,277,190

	Banking – 6.9%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,593,506
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	24,772,599
900,000	Bank of America Corp., 5.490%, 3/15/2019	999,736
265,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	302,538
1,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	1,059,449
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	1,659,120
1,130,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, 6/29/2049, (GBP)	1,551,106
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	38,221,668
7,320,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	7,367,305
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	55,423,531
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	1,993,466
5,331,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	5,144,415
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	3,876,948
350,000	Citigroup, Inc., 5.850%, 12/11/2034	410,351
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	26,082,441
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	9,699,032
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	6,604,655

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	$19,336,371
3,350,000	Citigroup, Inc., EMTN, 1.458%, 11/30/2017, (EUR)(b)	4,155,570
3,035,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	3,260,458
17,730,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	19,079,679
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	438,734
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	38,601,118
29,215,000	HBOS PLC, 6.000%, 11/01/2033, 144A	26,400,719
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	54,462,555
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,169,538
260,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	27,037,302
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	25,063,626
11,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	8,892,000
27,555,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	30,447,448
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,303,475
1,900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	2,091,628
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,313,385
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	27,982,295
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,795,912
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	873,629
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,450,328
2,000,000	Morgan Stanley, 0.820%, 10/15/2015(b)	1,937,932
72,970,000	Morgan Stanley, 4.875%, 11/01/2022	75,552,700
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	66,115,603
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	115,059,016
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,700,530
1,000,000	Morgan Stanley, GMTN, 4.500%, 2/23/2016, (EUR)	1,418,369
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	89,174,624

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	$11,736,120
6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	7,464,468
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	9,310,743
12,100,000	Morgan Stanley, Series F, MTN, 0.775%, 10/18/2016(b)	11,502,684
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	5,899,825
4,100,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	7,125,603
2,850,000	RBS Capital Trust A, 2.285%, 12/29/2049, (EUR)(b)	2,612,235
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	1,750,096
6,290,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	4,874,750
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	3,523,500
2,085,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	1,636,725
930,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	906,549
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	15,227,480
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	18,682,031
1,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	1,791,000
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,149,237
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	11,545,485
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,681,705
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	728,000
1,300,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	1,754,853
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,845,000
1,500,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,517,229
4,140,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	5,219,236
12,705,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 4/29/2049, 144A	11,688,727
8,750,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	11,028,661

		1,005,078,352

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 0.7%
$2,655,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	$2,689,088
13,425,000	Jefferies Group, Inc., 5.125%, 4/13/2018	14,096,250
20,010,000	Jefferies Group, Inc., 6.250%, 1/15/2036	20,710,350
15,215,000	Jefferies Group, Inc., 6.450%, 6/08/2027	16,203,975
39,040,000	Jefferies Group, Inc., 6.875%, 4/15/2021	43,724,800

		97,424,463

	Building Materials – 0.8%
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,235,516
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,410,505
2,630,000	Masco Corp., 7.750%, 8/01/2029	2,925,075
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	39,810,647
46,412,000	USG Corp., 6.300%, 11/15/2016	48,036,420
14,155,000	USG Corp., 9.750%, 1/15/2018	16,030,538

		120,448,701

	Chemicals – 0.4%
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	18,063,000
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,343,000
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	18,631,360
8,020,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	7,458,600
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	7,793,730
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,294,500

		61,584,190

	Commercial Mortgage-Backed Securities – 0.2%
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.789%, 8/10/2045(b)	33,938,746

	Construction Machinery – 0.1%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,631,530
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	581,437
13,630,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	15,231,525

		17,444,492

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 0.1%
$670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	$636,500
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,455,000
1,048,000	Western Union Co. (The), 6.200%, 6/21/2040	1,065,508

		6,157,008

	Electric – 2.5%
7,559,326	AES Ironwood LLC, 8.857%, 11/30/2025	8,863,310
823,987	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	898,146
46,351,759	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	49,879,128
66,044,844	Bruce Mansfield Unit, 6.850%, 6/01/2034	68,818,727
2,597,683	CE Generation LLC, 7.416%, 12/15/2018	2,682,108
28,105,000	Edison Mission Energy, 7.625%, 5/15/2027(d)	14,895,650
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	41,811,127
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	15,517,622
2,800,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	3,805,814
500,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	681,794
100,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	139,908
250,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	259,585
3,570,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	4,347,289
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	13,210,190
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,498,858
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	4,041,227
5,940,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	6,637,950
101,073,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	96,524,715
555,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	653,534
16,670,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	13,044,275
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	7,256,163
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	10,524,128

		365,991,248

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – 0.3%
$19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	$19,645,468
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	27,855,740

		47,501,208

	Food & Beverage – 0.0%
4,370,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	4,843,157

	Gaming – 0.1%
840,000	MGM Resorts International, 7.625%, 1/15/2017	898,800
13,715,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	15,292,225

		16,191,025

	Government Guaranteed – 0.5%
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	68,979,593

	Government Owned – No Guarantee – 0.6%
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	22,839,375
70,300,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	7,361,532
499,300,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	53,160,231
8,935,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	6,254,500

		89,615,638

	Government Sponsored – 0.1%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	982,988
10,807,000	Eksportfinans ASA, 2.000%, 9/15/2015	10,344,093
9,005,000	Eksportfinans ASA, 2.375%, 5/25/2016	8,590,806

		19,917,887

	Healthcare – 2.3%
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,864,875
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,831,500
108,560,000	HCA, Inc., 5.875%, 5/01/2023	112,359,600
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,071,750
11,104,000	HCA, Inc., 7.190%, 11/15/2015	12,214,400
20,447,000	HCA, Inc., 7.500%, 12/15/2023	20,907,057

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$24,215,000	HCA, Inc., 7.500%, 11/06/2033	$24,336,075
46,148,000	HCA, Inc., 7.690%, 6/15/2025	47,186,330
32,745,000	HCA, Inc., 8.360%, 4/15/2024	35,282,737
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	16,012,688
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	9,658,110
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	29,303,100

		335,028,222

	Home Construction – 0.8%
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	11,405,813
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	11,356,000
16,075,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	15,673,125
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	6,132,750
11,315,000	KB Home, 7.250%, 6/15/2018	12,305,062
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	43,951,800
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	13,157,025

		113,981,575

	Independent Energy – 0.3%
1,150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	1,616,610
1,375,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,474,688
1,040,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,127,100
21,470,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	14,599,600
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	14,561,837
2,780,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,974,600

		36,354,435

	Industrial Other – 0.1%
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,029,750

	Life Insurance – 1.3%
34,562,000	American International Group, Inc., 6.250%, 3/15/2087	36,894,935

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$27,655,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	$36,020,638
19,625,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	23,200,616
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,960,279
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	22,736,000
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	1,559,355
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	1,860,611
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	18,143,235
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,035,500
15,930,000	MetLife, Inc., 6.400%, 12/15/2066	17,032,770
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	12,298,950
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,478,651
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,364,072

		188,585,612

	Local Authorities – 1.5%
8,095,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	8,586,222
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,467,716
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	96,141,211
66,305,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	74,941,408
26,730,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	29,176,958

		212,313,515

	Media Cable – 0.6%
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	28,515,952
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	60,316,471

		88,832,423

	Media Non-Cable – 0.6%
4,795,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	4,471,337
64,250,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	57,343,125
28,455,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	28,739,550

		90,554,012

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Metals & Mining – 0.6%
$3,949,000		Alcoa, Inc., 5.870%, 2/23/2022	$4,259,585
1,405,000		Alcoa, Inc., 5.950%, 2/01/2037	1,357,203
4,330,000		Alcoa, Inc., 6.750%, 1/15/2028	4,682,596
25,271,000		ArcelorMittal, 7.250%, 3/01/2041	23,438,853
18,750,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	12,843,750
16,135,000		Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	16,543,606
7,000,000		United States Steel Corp., 6.050%, 6/01/2017	7,332,500
6,779,000		United States Steel Corp., 6.650%, 6/01/2037	5,897,730
16,435,000		United States Steel Corp., 7.000%, 2/01/2018	17,544,363

			93,900,186

		Non-Captive Consumer – 4.3%
63,088,000		Residential Capital LLC, 9.625%, 5/15/2015(d)	66,321,260
109,950	(††)	SLM Corp., 6.000%, 12/15/2043	2,621,941
7,515,000		SLM Corp., MTN, 4.625%, 9/25/2017	7,693,489
13,455,000		SLM Corp., MTN, 5.050%, 11/14/2014	14,123,162
17,600,000		SLM Corp., MTN, 7.250%, 1/25/2022	19,404,000
2,160,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,467,800
3,750,000		SLM Corp., Series A, MTN, 0.615%, 1/27/2014(b)	3,714,791
41,770,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	44,030,467
14,465,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	14,519,909
50,910,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	47,219,025
95,060,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	111,220,200
26,150,000		Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	34,505,392
10,120,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	9,158,600
14,232,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	13,449,240
14,430,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	14,664,487
800,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	708,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$248,290,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	$222,219,550

		628,041,313

	Non-Captive Diversified – 4.6%
7,855,000	Aircastle Ltd., 7.625%, 4/15/2020	8,777,963
32,711,000	Ally Financial, Inc., 8.000%, 12/31/2018	38,271,870
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	37,141,645
25,320,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	21,995,796
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	71,446,499
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	51,849,245
15,305,000	General Electric Capital Corp., Series A, MTN, 0.640%, 5/13/2024(b)	13,394,385
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	216,707,036
2,665,000	International Lease Finance Corp., 5.875%, 4/01/2019	2,808,907
24,750,000	International Lease Finance Corp., 5.875%, 8/15/2022	26,215,497
1,995,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,124,675
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	23,907,600
10,245,000	International Lease Finance Corp., 8.250%, 12/15/2020	12,217,163
2,620,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	2,685,500
2,547,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	2,650,459
23,175,000	iStar Financial, Inc., 5.850%, 3/15/2017	22,711,500
20,478,000	iStar Financial, Inc., 5.875%, 3/15/2016	20,478,000
8,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	8,341,500
19,240,000	iStar Financial, Inc., 7.125%, 2/15/2018	19,600,750
6,778,000	iStar Financial, Inc., 8.625%, 6/01/2013	6,955,923
2,920,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	2,985,700
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	45,557,962
19,915,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	20,462,662

		679,288,237

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 0.4%
$41,550,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	$41,965,500
7,275,000	Rowan Cos., Inc., 7.875%, 8/01/2019	8,982,930

		50,948,430

	Paper – 1.0%
14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	19,266,453
1,160,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	1,580,594
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	65,472,366
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,162,029
14,520,000	Westvaco Corp., 7.950%, 2/15/2031	18,976,507
25,210,000	Westvaco Corp., 8.200%, 1/15/2030	33,262,906
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,290,844

		143,011,699

	Pharmaceuticals – 0.4%
11,225,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	12,038,813
43,165,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	46,294,462

		58,333,275

	Pipelines – 1.1%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	874,464
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	10,703,043
8,935,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,874,533
40,591,980	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	42,690,585
81,710,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	89,063,900
3,870,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	4,063,500
3,065,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,758,500
4,168,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	3,459,440

		163,487,965

	Property & Casualty Insurance – 0.3%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	16,654,743
3,405,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,036,518

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$12,510,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	$2,126,700
2,275,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	2,289,287
11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	12,232,192
3,000,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	3,095,940
1,425,000	XL Group PLC, 6.375%, 11/15/2024	1,712,823

		42,148,203

	Railroads – 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	991,580

	Restaurants – 0.0%
4,880,000	Shearer’s Foods LLC/ Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,124,000

	Retailers – 0.8%
2,500,000	Dillard’s, Inc., 6.625%, 1/15/2018	2,706,250
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,349,937
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,668,505
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,578,750
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	465,375
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	11,532,696
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,242,800
37,064,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	27,798,000
635,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	547,688
160,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	133,600
3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,128,225
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	14,039,335
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,042,548
37,646,000	Toys R Us, Inc., 7.375%, 10/15/2018	34,257,860

		114,491,569

	Sovereigns – 2.0%
47,935,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	42,473,769

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – continued
64,132,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	$9,043,846
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,445,705
166,250,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	98,856,838
56,700,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	36,484,615
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	29,567,961
18,400,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	21,091,000
5,226,139,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	29,656,785
3,178,700,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	17,407,249
1,715,823,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	10,536,776

		296,564,544

	Supermarkets – 0.5%
8,336,000	American Stores Co., 7.900%, 5/01/2017	7,898,360
73,686,000	New Albertson’s, Inc., 7.450%, 8/01/2029	41,264,160
20,250,000	New Albertson’s, Inc., 7.750%, 6/15/2026	11,390,625
10,950,000	New Albertson’s, Inc., 8.000%, 5/01/2031	6,159,375
3,425,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,986,500
13,707,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	7,298,977

		75,997,997

	Supranational – 2.1%
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	27,900,047
128,560,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	65,306,596
16,375,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	8,035,946
460,500,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	47,137,043
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	66,894,450
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	24,962,883
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	22,490,170
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	6,832,995
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	34,767,692

		304,327,822

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 1.0%
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	$1,125,654
31,237,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	42,674,398
79,074,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	60,096,240
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,398,362
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022, 144A	34,430,675
31,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	31,271
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	561,555
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,940,694
225,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	290,761
3,615,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	3,696,338

		150,245,948

	Textile – 0.0%
2,595,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,231,700
3,450,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	3,588,000

		5,819,700

	Tobacco – 0.0%
3,015,000	Reynolds American, Inc., 7.250%, 6/15/2037	3,953,663

	Transportation Services – 0.3%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)	9,715,275
7,116,499	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	6,689,509
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(f)	6,382,365
5,994,406	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	5,994,406
6,267,285	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	5,452,538
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)(f)	3,653,308
2,815,458	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	2,730,994
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	5,041,221

		45,659,616

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – 17.2%
272,755,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	$278,987,755
201,485,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	208,973,590
89,045,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	93,989,159
80,216,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	81,459,521
171,980,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	196,012,593
25,445,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	29,316,620
118,375,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	162,486,642
80,820,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	106,675,436
24,400,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	33,024,981
121,560,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	163,084,170
1,440,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,899,053
1,440,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,961,929
1,435,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	2,060,426
16,739,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	156,647,137
22,670,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	21,373,986
53,301,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	44,543,918
457,420,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	91,679,799
221,050,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	42,983,312
1,520,540,000		Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	278,230,298
21,120,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	22,684,394
1,995,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	1,740,929
6,225,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	7,292,316
14,475,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	16,166,785
65,300,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	54,494,802
419,985,000		U.S. Treasury Note, 0.250%, 6/30/2014	420,149,214

			2,517,918,765

		Wireless – 0.7%
293,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	23,266,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	$32,282,640
29,252,000	Sprint Capital Corp., 6.900%, 5/01/2019	31,884,680
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	7,652,850
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	12,298,538

		107,385,283

	Wirelines – 3.8%
3,265,000	AT&T, Inc., 4.300%, 12/15/2042, 144A	3,279,213
5,650,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	2,994,500
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,451,802
21,480,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	26,190,398
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	79,913,528
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	799,509
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,656,546
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,077,676
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	339,500
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,887,097
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	38,911,040
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,012,162
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,525,831
28,505,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	29,787,725
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,621,150
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,855,213
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	583,022
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	19,748,922
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	39,408,332
750,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	1,045,698
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,070,786
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	18,527,386

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$43,276,039
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	13,659,947
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	33,929,875
31,060,000	Qwest Corp., 6.875%, 9/15/2033	31,215,300
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,091,912
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,633,725
27,091,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	26,481,452
22,415,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,583,112
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,698,000
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	35,147,323
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	21,275,281
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,445,114
5,215,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	6,113,732

		549,237,848

	Total Non-Convertible Bonds (Identified Cost $8,747,259,586)	9,639,636,070

Convertible Bonds – 7.3%
	Airlines – 0.0%
1,255,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,200,320

	Automotive – 1.4%
4,240,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	3,172,050
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	199,044,300
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	7,725,037

		209,941,387

	Brokerage – 0.0%
5,025,000	Jefferies Group, Inc., 3.875%, 11/01/2029	4,977,891

	Diversified Manufacturing – 0.3%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	30,245,194
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	18,702,877

		48,948,071

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Electric – 0.0%
$1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	$3,192,750

	Healthcare – 0.4%
13,305,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(g)	13,263,422
7,210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(g)	7,151,419
1,810,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	1,754,569
190,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	190,237
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,446,937
3,780,000	Omnicare, Inc., 3.250%, 12/15/2035	3,770,550
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	30,204,506

		58,781,640

	Home Construction – 0.6%
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	93,283,969

	Independent Energy – 0.4%
20,440,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	16,505,300
24,655,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	22,189,500
11,536,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,031,300

		49,726,100

	Life Insurance – 0.5%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	75,877,172

	Media Non-Cable – 0.0%
5,841,174	Liberty Media LLC, 3.500%, 1/15/2031	2,778,208

	Metals & Mining – 0.1%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,088,125
11,270,000	United States Steel Corp., 4.000%, 5/15/2014	12,150,469

		13,238,594

	Non-Captive Diversified – 0.1%
10,660,000	iStar Financial, Inc., 3.000%, 11/15/2016	10,859,875

	Pharmaceuticals – 0.0%
3,065,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	3,446,209

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	REITs – Warehouse/Industrials – 0.2%
$19,445,000	ProLogis LP, 3.250%, 3/15/2015	$22,033,616

	Technology – 2.5%
49,215,000	Ciena Corp., 0.875%, 6/15/2017	42,417,178
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	8,087,616
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	6,895,125
2,429,000	Intel Corp., 2.950%, 12/15/2035	2,518,569
205,005,000	Intel Corp., 3.250%, 8/01/2039	240,240,234
1,055,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,042,472
52,965,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	48,396,769
8,550,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	8,240,063
6,000,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	5,842,500

		363,680,526

	Wirelines – 0.8%
6,000,000	Level 3 Communications, Inc., 6.500%, 10/01/2016	8,486,250
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	64,315,453
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	39,124,490
900,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,214,685

		113,140,878

	Total Convertible Bonds (Identified Cost $884,094,747)	1,075,107,206

Municipals – 1.1%
	District of Columbia – 0.1%
3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	4,761,911

	Illinois – 0.3%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,823,618
47,285,000	State of Illinois, 5.100%, 6/01/2033	46,772,431

		48,596,049

	Michigan – 0.1%
13,225,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	11,072,499

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Virginia – 0.6%
$128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	$91,664,447

	Total Municipals (Identified Cost $183,186,678)	156,094,906

	Total Bonds and Notes (Identified Cost $9,814,541,011)	10,870,838,182

Senior Loans – 2.3%
	Airlines – 0.3%
42,885,000	Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/10/2018(b)	43,195,916

	Automotive – 0.1%
19,034,110	TI Group Automotive Systems, LLC, New Term Loan, 6.750%, 3/14/2018(b)	19,129,281

	Chemicals – 0.2%
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 10.500%, 12/21/2020(b)	30,923,869

	Consumer Products – 0.0%
1,570,027	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	1,422,837

	Electric – 0.0%
4,788,467	Texas Competitive Electric Holdings Company, LLC, Non-Extended Term Loan, 3.746%, 10/10/2014(h)	3,601,837

	Food & Beverage – 0.1%
13,667,549	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	14,009,237

	Media Non-Cable – 0.1%
20,726,381	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	14,828,068

	Metals & Mining – 0.3%
11,590,950	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	11,417,086
33,670,613	FMG America Finance, Inc., Term Loan, 5.250%, 10/18/2017(b)	33,923,142

		45,340,228

	Non-Captive Diversified – 0.6%
84,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	87,990,000

	Supermarkets – 0.2%
29,136,342	Supervalu, Inc., New Term Loan B, 8.000%, 8/30/2018(b)	29,531,431

	Wireless – 0.2%
19,675,688	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(b)	20,029,850

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – 0.2%
$24,130,848	FairPoint Communications, Inc., New Term Loan B, 6.449%, 1/22/2016(b)	$23,295,438

	Total Senior Loans (Identified Cost $333,169,440)	333,297,992

Shares
Common Stocks – 17.6%
	Biotechnology – 0.2%
867,059	Vertex Pharmaceuticals, Inc.(f)	36,364,454

	Chemicals – 2.1%
1,364,851	Dow Chemical Co. (The)	44,111,984
2,000,000	PPG Industries, Inc.	270,700,000

		314,811,984

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(f)	9,798,153
2,304	Rock-Tenn Co., Class A	161,073

		9,959,226

	Diversified Financial Services – 0.3%
3,979,932	Bank of America Corp.	46,167,211

	Diversified Telecommunication Services – 2.1%
183,181	FairPoint Communications, Inc.(f)	1,454,457
283,397	Hawaiian Telcom Holdco, Inc.(f)	5,526,242
200,000	Telecom Italia SpA, Sponsored ADR	1,810,000
3,871,339	Telecom Italia SpA, Sponsored ADR	30,583,578
19,550,590	Telefonica S.A., Sponsored ADR	263,737,459

		303,111,736

	Electric Utilities – 0.0%
94,166	Duke Energy Corp.	6,007,791

	Electronic Equipment, Instruments & Components – 2.8%
32,000,000	Corning, Inc.	403,840,000

	Food Products – 0.5%
2,309,175	ConAgra Foods, Inc.	68,120,663

	Household Durables – 0.2%
477,725	KB Home	7,548,055
549,450	Lennar Corp., Class A	21,247,232

		28,795,287

	Independent Power Producers & Energy Traders – 0.1%
936,622	Dynegy, Inc.(f)	17,917,579

	Insurance – 0.6%
1,510,275	Prudential Financial, Inc.	80,542,966

	Oil, Gas & Consumable Fuels – 1.9%
846,398	Chesapeake Energy Corp.	14,067,135
5,351,804	Repsol YPF S.A., Sponsored ADR	111,852,703

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
2,134,173	Royal Dutch Shell PLC, ADR	$147,151,228
141,249	Spectra Energy Corp.	3,867,398

		276,938,464

	Pharmaceuticals – 3.0%
8,514,190	Bristol-Myers Squibb Co.	277,477,452
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	85,434
2,691,177	Valeant Pharmaceuticals International, Inc.(f)	160,851,649

		438,414,535

	REITs – Apartments – 0.3%
290,904	Apartment Investment & Management Co., Class A	7,871,862
889,730	Associated Estates Realty Corp.	14,342,448
460,000	Equity Residential	26,068,200

		48,282,510

	REITs – Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	19,470,206

	REITs – Shopping Centers – 0.0%
201,557	DDR Corp.	3,156,383

	Semiconductors & Semiconductor Equipment – 2.1%
14,733,856	Intel Corp.	303,959,449

	Software – 1.2%
6,568,091	Microsoft Corp.	175,565,072

	Total Common Stocks (Identified Cost $2,382,109,322)	2,581,425,516

Preferred Stocks – 3.1%
Convertible Preferred Stocks – 2.2%
	Automotive – 1.1%
2,826,055	General Motors Co., Series B, 4.750%	124,713,807
657,940	Goodyear Tire & Rubber Co. (The), 5.875%	31,061,348

		155,775,155

	Banking – 0.2%
19,062	Bank of America Corp., Series L, 7.250%	21,635,370
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,452,925

		32,088,295

	Construction Machinery – 0.1%
145,110	United Rentals Trust I, 6.500%	8,692,989

	Electric – 0.1%
380,577	AES Trust III, 6.750%	18,895,648

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Home Construction – 0.1%
355,000	Hovnanian Enterprises, Inc., 7.250%	$12,219,100

	Independent Energy – 0.2%
52,020	Chesapeake Energy Corp., 4.500%	4,179,807
19,318	Chesapeake Energy Corp., Series A, 5.750%, 144A	17,156,799
32,500	SandRidge Energy, Inc., 7.000%	3,335,312
99,800	SandRidge Energy, Inc., 8.500%	10,409,140

		35,081,058

	Pipelines – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	13,374,794

	REITs – Healthcare – 0.0%
116,700	Health Care REIT, Inc., Series I, 6.500%	6,674,073

	Technology – 0.3%
55,430	Lucent Technologies Capital Trust I, 7.750%	45,988,608

	Total Convertible Preferred Stocks (Identified Cost $321,648,535)	328,789,720

Non-Convertible Preferred Stocks – 0.9%
	Banking – 0.3%
35,000	Bank of America Corp., 6.375%	869,050
847,800	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	23,653,620
389,800	Countrywide Capital IV, 6.750%	9,674,836

		34,197,506

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	38,318

	Government Sponsored – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A	27,235,000

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(f)	2,832,146

	Independent Energy – 0.0%
23,900	Chesapeake Energy Corp., 5.000%	1,802,060

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Non-Captive Consumer – 0.0%
101,175	SLM Corp., Series A, 6.970%	$4,878,658

	Non-Captive Diversified – 0.3%
45,861	Ally Financial, Inc., Series G, 7.000%, 144A	45,042,670
10,425	iStar Financial, Inc., Series G, 7.650%	223,616
39,300	iStar Financial, Inc., Series F, 7.800%	856,740
39,200	iStar Financial, Inc., Series E, 7.875%	874,552

		46,997,578

	REITs – Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,903,230

	REITs – Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,417,697

	Total Non-Convertible Preferred Stocks (Identified Cost $86,483,031)	127,302,193

	Total Preferred Stocks (Identified Cost $408,131,566)	456,091,913

Closed End Investment Companies – 0.0%
2,151	Morgan Stanley Emerging Markets Debt Fund, Inc.	25,704
681,131	NexPoint Credit Strategies Fund	4,522,710

	Total Closed End Investment Companies (Identified Cost $10,250,899)	4,548,414

Principal Amount (‡)
Short-Term Investments – 1.7%
$822,071	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2012 at 0.010% to be repurchased at $822,071 on 1/02/2013 collateralized by $865,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $866,327 including accrued interest(i)	822,071
241,472,636	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $241,472,770 on 1/02/2013 collateralized by $244,040,000 Federal National Mortgage Association, 0.625% due 2/22/2016 valued at $244,586,548; $1,715,000 Federal Home Loan Bank, 0.370% due 8/09/2013 valued at $1,719,288 including accrued interest(i)	241,472,636

	Total Short-Term Investments (Identified Cost $242,294,707)	242,294,707

	Total Investments – 98.9% (Identified Cost $13,190,496,945)(a)	14,488,496,724
	Other assets less liabilities – 1.1%	158,653,571

	Net Assets – 100.0%	$14,647,150,295

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $13,243,568,738 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,833,311,993
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(588,384,007)

Net unrealized appreciation	$1,244,927,986

At September 30, 2012, the Fund had a short-term capital loss carryforward of $242,738,243 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2012 is disclosed.
(c)	Illiquid security. At December 31, 2012, the value of these securities amounted to $315,115,258 or 2.2% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Maturity has been extended under the terms of a plan of reorganization.
(f)	Non-income producing security.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2012.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of Rule 144A holdings amounted to $1,763,054,683 or 12.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$2,621,941	$625,419,372	$—	$628,041,313
All Other Non-Convertible Bonds*	—	9,011,594,757	—	9,011,594,757

Total Non-Convertible Bonds	2,621,941	9,637,014,129	—	9,639,636,070

Convertible Bonds*	—	1,075,107,206	—	1,075,107,206
Municipals*	—	156,094,906	—	156,094,906

Total Bonds and Notes	2,621,941	10,868,216,241	—	10,870,838,182

Senior Loans*	—	333,297,992	—	333,297,992
Common Stocks*	2,581,425,516	—	—	2,581,425,516
Preferred Stocks
Convertible Preferred Stocks
Construction Machinery	—	8,692,989	—	8,692,989
Independent Energy	4,179,807	30,901,251	—	35,081,058
All Other Convertible Preferred Stocks*	285,015,673	—	—	285,015,673

Total Convertible Preferred Stocks	289,195,480	39,594,240	—	328,789,720

Non-Convertible Preferred Stocks
Electric	—	38,318	—	38,318
Government Sponsored	—	27,235,000	—	27,235,000
Non-Captive Diversified	1,954,908	45,042,670	—	46,997,578
REITs - Office Property	—	1,903,230	—	1,903,230
All Other Non-Convertible Preferred Stocks*	51,128,067	—	—	51,128,067

Total Non-Convertible Preferred Stocks	53,082,975	74,219,218	—	127,302,193

Total Preferred Stocks	342,278,455	113,813,458	—	456,091,913

Closed End Investment Companies	4,548,414	—	—	4,548,414
Short-Term Investments	—	242,294,707	—	242,294,707

Total	$2,930,874,326	$11,557,622,398	$—	$14,488,496,724

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$18,800,082	$—	$—	$—	$—	$—	$—	$(18,800,082)	$—	$—
Electric	12,874,750	—	—	—	—	—	—	(12,874,750)	—	—
Sovereigns	21,173,458	—	—	—	—	—	—	(21,173,458)	—	—
Transportation Services	8,953,808	—	—	—	—	—	—	(8,953,808)	—	—

Total	$61,802,098	$—	$—	$—	$—	$—	$—	$(61,802,098)	$—	$—

A debt security valued at $18,800,082 was transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 3; at December 31, 2012, this security was valued using the same method and was appropriately classified as Level 2.

Debt securities valued at $30,127,266 were transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $12,874,750 were transferred from Level 3 to Level 2 during the period ended December 31, 2012. At September 30, 2012, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at December 31, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2012 (Unaudited)

Treasuries	17.2%
Banking	7.4
Non-Captive Diversified	5.6
Wirelines	4.8
Non-Captive Consumer	4.3
Technology	3.8
Automotive	3.5
Pharmaceuticals	3.4
Airlines	2.9
Electronic Equipment, Instruments & Components	2.8
Chemicals	2.7
Healthcare	2.7
Electric	2.6
Supranational	2.1
Semiconductors & Semiconductor Equipment	2.1
Diversified Telecommunication Services	2.1
Sovereigns	2.0
Other Investments, less than 2% each	25.2
Short-Term Investments	1.7

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure Summary at December 31, 2012 (Unaudited)

United States Dollar	69.2%
Canadian Dollar	7.3
Euro	5.6
New Zealand Dollar	4.2
Australian Dollar	3.2
Norwegian Krone	2.8
Brazilian Real	2.1
Other, less than 2% each	4.5

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2012 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 97.2% of Net Assets
	Aerospace & Defense – 2.8%
300,794	Honeywell International, Inc.	$19,091,395
309,245	Northrop Grumman Corp.	20,898,777

		39,990,172

	Auto Components – 0.7%
678,305	Goodyear Tire & Rubber Co. (The)(b)	9,367,392

	Automobiles – 1.1%
540,724	General Motors Co.(b)	15,589,073

	Beverages – 2.8%
554,697	Coca-Cola Enterprises, Inc.	17,600,536
320,416	PepsiCo, Inc.	21,926,067

		39,526,603

	Capital Markets – 4.0%
346,478	Ameriprise Financial, Inc.	21,699,917
481,484	Legg Mason, Inc.	12,383,769
486,795	State Street Corp.	22,884,233

		56,967,919

	Chemicals – 1.3%
412,731	E.I. du Pont de Nemours & Co.	18,560,513

	Commercial Banks – 6.0%
1,342,365	Fifth Third Bancorp	20,390,524
359,807	PNC Financial Services Group, Inc.	20,980,346
449,826	U.S. Bancorp	14,367,443
862,365	Wells Fargo & Co.	29,475,636

		85,213,949

	Communications Equipment – 2.6%
748,689	Cisco Systems, Inc.	14,711,739
396,965	Motorola Solutions, Inc.	22,103,011

		36,814,750

	Computers & Peripherals – 0.7%
19,707	Apple, Inc.	10,504,422

	Construction Materials – 1.0%
283,091	Vulcan Materials Co.	14,734,886

	Consumer Finance – 1.5%
539,213	Discover Financial Services	20,786,661

	Diversified Financial Services – 5.7%
1,480,833	Bank of America Corp.	17,177,663
649,585	Citigroup, Inc.	25,697,582
859,335	JPMorgan Chase & Co.	37,784,960

		80,660,205

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – 2.4%
592,924	AT&T, Inc.	$19,987,468
376,771	CenturyLink, Inc.	14,739,282

		34,726,750

	Electric Utilities – 2.7%
462,730	Edison International	20,910,769
428,543	FirstEnergy Corp.	17,895,955

		38,806,724

	Electrical Equipment – 1.3%
343,012	Eaton Corp. PLC	18,591,250

	Energy Equipment & Services – 2.4%
277,007	Schlumberger Ltd.	19,193,815
340,318	Transocean Ltd.	15,195,199

		34,389,014

	Food & Staples Retailing – 1.3%
381,646	CVS Caremark Corp.	18,452,584

	Food Products – 1.3%
488,763	Unilever NV	18,719,623

	Health Care Equipment & Supplies – 2.3%
218,849	Baxter International, Inc.	14,588,474
315,540	Covidien PLC	18,219,280

		32,807,754

	Health Care Providers & Services – 2.5%
426,557	HCA Holdings, Inc.	12,869,225
425,192	UnitedHealth Group, Inc.	23,062,414

		35,931,639

	Household Products – 1.4%
289,963	Procter & Gamble Co. (The)	19,685,588

	Independent Power Producers & Energy Traders – 1.9%
810,082	Calpine Corp.(b)	14,686,787
528,793	NRG Energy, Inc.	12,156,951

		26,843,738

	Industrial Conglomerates – 1.8%
1,232,039	General Electric Co.	25,860,499

	Insurance – 3.9%
624,012	MetLife, Inc.	20,554,955
248,237	Travelers Cos., Inc. (The)	17,828,382
847,628	Unum Group	17,647,615

		56,030,952

	Internet & Catalog Retail – 1.3%
976,407	Liberty Interactive Corp., Class A(b)	19,215,690

	Internet Software & Services – 2.5%
325,480	AOL, Inc.(b)	9,637,463
286,784	eBay, Inc.(b)	14,631,719

Shares	Description	Value (†)
Common Stocks – continued
Internet Software & Services – continued
16,243	Google, Inc., Class A(b)	$11,522,297

		35,791,479

	Machinery – 2.4%
281,562	Dover Corp.	18,501,439
205,226	Stanley Black & Decker, Inc.	15,180,567

		33,682,006

	Media – 5.8%
331,932	CBS Corp., Class B	12,630,013
692,732	Comcast Corp., Class A	25,894,322
186,781	DIRECTV(b)	9,368,935
352,986	Omnicom Group, Inc.	17,635,181
320,929	Viacom, Inc., Class B	16,925,795

		82,454,246

	Multiline Retail – 1.2%
289,313	Target Corp.	17,118,650

	Oil, Gas & Consumable Fuels – 10.7%
283,595	Chevron Corp.	30,667,963
240,348	CONSOL Energy, Inc.	7,715,171
136,050	EOG Resources, Inc.	16,433,480
456,837	ExxonMobil Corp.	39,539,242
434,894	Hess Corp.	23,031,986
238,984	Noble Energy, Inc.	24,314,232
200,321	SM Energy Co.	10,458,760

		152,160,834

	Pharmaceuticals – 8.0%
537,861	Bristol-Myers Squibb Co.	17,528,890
442,716	Forest Laboratories, Inc.(b)	15,636,729
727,418	Merck & Co., Inc.	29,780,493
1,108,625	Pfizer, Inc.	27,804,315
499,760	Sanofi, ADR	23,678,629

		114,429,056

	REITs – Diversified – 1.4%
710,332	Weyerhaeuser Co.	19,761,436

	Road & Rail – 1.5%
349,866	Norfolk Southern Corp.	21,635,713

	Semiconductors & Semiconductor Equipment – 2.0%
875,337	Applied Materials, Inc.	10,013,855
591,925	Texas Instruments, Inc.	18,314,160

		28,328,015

	Software – 2.3%
498,270	Microsoft Corp.	13,318,757
606,447	Oracle Corp.	20,206,814

		33,525,571

	Specialty Retail – 1.4%
582,247	Lowe’s Cos., Inc.	20,681,413

Shares	Description	Value (†)
Common Stocks – continued
	Wireless Telecommunication Services – 1.3%
715,595	Vodafone Group PLC, Sponsored ADR	$18,025,838

	Total Common Stocks (Identified Cost $1,155,847,799)	1,386,372,607

Principal Amount
Short-Term Investments – 2.8%
$39,642,919	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2012 at 0.010% to be repurchased at $39,642,941 on 1/02/2013 collateralized by $36,100,000 U.S. Treasury Note, 3.250% due 3/31/2017 valued at $40,438,029 including accrued interest(c) (Identified Cost $39,642,919)	39,642,919

	Total Investments – 100.0% (Identified Cost $1,195,490,718)(a)	1,426,015,526
	Other assets less liabilities – 0.0%	(181,259)

	Net Assets – 100.0%	$1,425,834,267

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2012, the net unrealized appreciation on investments based on a cost of $1,195,490,718 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$252,942,293
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,417,485)

Net unrealized appreciation	$230,524,808

At September 30, 2012, the Fund had a short-term capital loss carryforward of $6,350,604, which expires on September 30, 2018. At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $ 5,542,012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,386,372,607	$—	$—	$1,386,372,607
Short-Term Investments	—	39,642,919	—	39,642,919

Total	$1,386,372,607	$39,642,919	$—	$1,426,015,526

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at December 31, 2012 (Unaudited)

Oil, Gas & Consumable Fuels	10.7%
Pharmaceuticals	8.0
Commercial Banks	6.0
Media	5.8
Diversified Financial Services	5.7
Capital Markets	4.0
Insurance	3.9
Aerospace & Defense	2.8
Beverages	2.8
Electric Utilities	2.7
Communications Equipment	2.6
Health Care Providers & Services	2.5
Internet Software & Services	2.5
Diversified Telecommunication Services	2.4
Energy Equipment & Services	2.4
Machinery	2.4
Software	2.3
Health Care Equipment & Supplies	2.3
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	23.4
Short-Term Investments	2.8

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 22, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2013